AB All Market Total Return Portfolio

Consolidated Portfolio of Investments

May 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 32.1%
Information Technology – 8.1%
Communications Equipment – 0.3%
Arista Networks, Inc.(a)	216	$34,446
Cisco Systems, Inc.	4,813	579,581
F5, Inc.(a)	969	371,563
Motorola Solutions, Inc.	721	290,765

		1,276,355

Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp. - Class A	3,254	484,065
Jabil, Inc.	1,067	388,985
Keysight Technologies, Inc.(a)	1,149	388,741
Kyocera Corp.	13,200	288,674

		1,550,465

IT Services – 0.2%
Obic Co., Ltd.	10,300	259,521
Twilio, Inc. - Class A(a)	2,117	403,585
VeriSign, Inc.	563	160,669

		823,775

Semiconductors & Semiconductor Equipment – 4.5%
Advanced Micro Devices, Inc.(a)	460	237,406
Analog Devices, Inc.	1,165	482,135
Applied Materials, Inc.	1,323	595,429
ASM International NV	382	398,585
ASML Holding NV	785	1,269,292
BE Semiconductor Industries NV	404	134,017
Broadcom, Inc.	6,720	3,002,294
Intel Corp.(a)	551	63,189
Kioxia Holdings Corp.(a)	366	150,715
KLA Corp.	276	530,392
Lam Research Corp.	961	305,771
Micron Technology, Inc.	1,335	1,296,285
NVIDIA Corp.	25,517	5,387,659
NXP Semiconductors NV	1,252	402,330
Qorvo, Inc.(a)	17,105	1,771,394
Silicon Laboratories, Inc.(a)	5,142	1,118,899
SkyWater Technology, Inc.(a)	32,995	1,286,145
Taiwan Semiconductor Manufacturing Co., Ltd.	10,950	811,234
Veeco Instruments, Inc.(a)	1,079	62,194

		19,305,365

Software – 1.6%
Clearwater Analytics Holdings, Inc. - Class A(a)	46,488	1,131,518
Fortinet, Inc.(a)	3,239	446,885
HubSpot, Inc.(a)	1,854	409,048
Intuit, Inc.	538	178,363
LiveRamp Holdings, Inc.(a)	5,712	214,543
Microsoft Corp.	7,476	3,365,994
Nice Ltd.(a)	1,760	158,917
Palantir Technologies, Inc. - Class A(a)	337	52,754
SAP SE	981	177,457
ServiceNow, Inc.(a)	2,335	290,404
Zoom Communications, Inc.(a)	3,844	390,512

		6,816,395

Technology Hardware, Storage & Peripherals – 1.2%
Apple, Inc.	16,872	5,265,076

		35,037,431

Financials – 6.1%
Banks – 2.2%
AIB Group PLC	32,906	387,234
Bank of America Corp.	9,179	473,636

Company	Shares	U.S. $ Value

BNP Paribas SA	4,088	$440,657
Canadian Imperial Bank of Commerce(b)	3,920	427,898
Citigroup, Inc.	4,165	524,374
Danske Bank A/S	5,056	265,951
Flushing Financial Corp.	5,851	93,441
JPMorgan Chase & Co.	2,341	700,685
KBC Group NV	2,021	268,188
Lloyds Banking Group PLC	205,419	281,894
Mitsubishi UFJ Financial Group, Inc.	14,600	274,390
NatWest Group PLC	45,359	364,810
Nordea Bank Abp	9,485	181,760
Oversea-Chinese Banking Corp., Ltd.	32,200	591,012
Resona Holdings, Inc.	18,700	238,712
Royal Bank of Canada	1,388	266,233
Sumitomo Mitsui Financial Group, Inc.	9,800	357,434
Sumitomo Mitsui Trust Group, Inc.	10,800	371,200
Toronto-Dominion Bank (The)	7,799	892,389
UniCredit SpA	5,209	449,584
Webster Financial Corp.	23,315	1,695,467

		9,546,949

Capital Markets – 1.4%
Allfunds Group PLC	89,229	891,168
Ameriprise Financial, Inc.	263	117,222
Bank of New York Mellon Corp. (The)	2,944	410,482
Cboe Global Markets, Inc.	1,051	350,572
Charles Schwab Corp. (The)	5,478	478,503
DigitalBridge Group, Inc.	46,953	734,345
Euronext NV(c)	1,750	284,392
Janus Henderson Group PLC(a)	21,869	1,130,846
London Stock Exchange Group PLC	2,175	263,173
Macquarie Group Ltd.	2,365	405,548
Northern Trust Corp.	1,816	300,457
S&P Global, Inc.	684	290,016
Singapore Exchange Ltd.	9,400	161,150
State Street Corp.	2,429	378,050

		6,195,924

Consumer Finance – 0.1%
International Personal Finance PLC	107,651	359,534

Financial Services – 1.1%
Banca Mediolanum SpA	16,260	375,710
Berkshire Hathaway, Inc. - Class B(a)	304	144,242
Curo Group Holdings LLC(a)	7,850	81,444
International Money Express, Inc.(a)	39,066	584,818
Mastercard, Inc. - Class A	2,239	1,106,021
NCR Atleos Corp.(a)	35,581	1,586,912
Visa, Inc. - Class A	2,101	685,682

		4,564,829

Insurance – 1.2%
Ageas SA/NV	4,788	370,982
Allstate Corp. (The)	816	168,169
American International Group, Inc.	2,694	199,976
AXA SA	8,867	408,887
Brighthouse Financial, Inc.(a)	17,105	1,069,918
Japan Post Holdings Co., Ltd.	24,400	316,449
Marsh & McLennan Cos., Inc.	1,313	210,041
Medibank Pvt. Ltd.	54,419	187,421
NN Group NV	2,230	186,152
ProAssurance Corp.(a)	53,959	1,294,476
QBE Insurance Group Ltd.	15,808	257,236
Tryg A/S	18,322	430,657
Unipol Assicurazioni SpA	3,147	77,804

		5,178,168

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
Two Harbors Investment Corp.	32,866	405,238

		26,250,642

Company	Shares	U.S. $ Value

Industrials – 3.6%
Aerospace & Defense – 0.4%
BAE Systems PLC	13,941	$379,289
Howmet Aerospace, Inc.	1,620	418,365
L3Harris Technologies, Inc.	880	277,358
Rolls-Royce Holdings PLC	26,126	470,054
Safran SA	1,084	385,527

		1,930,593

Air Freight & Logistics – 0.3%
Expeditors International of Washington, Inc.	2,366	373,804
InPost SA(a)	47,486	851,237

		1,225,041

Building Products – 0.2%
Masco Corp.	576	40,464
Masterbrand, Inc.(a)	69,586	604,006
Trane Technologies PLC	573	258,595

		903,065

Commercial Services & Supplies – 0.1%
Dai Nippon Printing Co., Ltd.	21,500	374,004
Veralto Corp.	2,922	240,276

		614,280

Construction & Engineering – 0.4%
AECOM	4,345	301,413
Comfort Systems USA, Inc.	219	400,378
EMCOR Group, Inc.	441	364,628
Stantec, Inc.	3,721	281,156
Vinci SA	1,410	205,068

		1,552,643

Electrical Equipment – 0.6%
ABB Ltd. (REG)	6,739	720,583
NIDEC Corp.(a)	4,400	77,159
Prysmian SpA	4,134	712,152
Schneider Electric SE	1,654	519,494
Siemens Energy AG	174	33,130
Thermon Group Holdings, Inc.(a)	6,323	386,588
Vertiv Holdings Co. - Class A	531	167,642

		2,616,748

Ground Transportation – 0.4%
Norfolk Southern Corp.	5,162	1,574,204

Industrial Conglomerates – 0.0%
Hitachi Ltd.	5,900	190,980

Machinery – 0.7%
Chart Industries, Inc.(a)	7,918	1,645,519
Kubota Corp.(b)	21,300	378,447
Rational AG	486	371,862
VAT Group AG(c)	480	374,778
Weir Group PLC (The)	5,331	175,329
Yangzijiang Shipbuilding Holdings Ltd.	80,000	228,233

		3,174,168

Marine Transportation – 0.2%
ZIM Integrated Shipping Services Ltd.	29,192	685,720

Professional Services – 0.2%
Automatic Data Processing, Inc.	860	190,782
Experian PLC	4,359	150,533
RELX PLC	12,289	407,082

		748,397

Trading Companies & Distributors – 0.1%
Ferguson Enterprises, Inc.	1,732	391,380

		15,607,219

Company	Shares	U.S. $ Value

Health Care – 3.0%
Biotechnology – 0.5%
AbbVie, Inc.	2,166	$471,582
Gilead Sciences, Inc.	4,256	572,134
KalVista Pharmaceuticals, Inc.(a)	15,461	415,437
Neurocrine Biosciences, Inc.(a)	1,615	255,654
United Therapeutics Corp.(a)	435	242,217

		1,957,024

Health Care Equipment & Supplies – 0.8%
Avanos Medical, Inc.(a)	2,796	69,341
Insulet Corp.(a)	2,639	382,497
Masimo Corp.(a)	7,768	1,386,199
Medtronic PLC	3,513	259,294
Penumbra, Inc.(a)	4,939	1,572,084

		3,669,415

Health Care Providers & Services – 0.5%
Cencora, Inc.	1,226	330,235
Centene Corp.(a)	6,445	384,122
Cross Country Healthcare, Inc.(a)	3,696	48,381
Elevance Health, Inc.	175	68,808
McKesson Corp.	696	516,738
Talkspace, Inc.(a)	64,737	336,632
UnitedHealth Group, Inc.	705	268,119
Universal Health Services, Inc. - Class B	889	129,892

		2,082,927

Health Care Technology – 0.0%
TruBridge, Inc.(a)	8,029	208,433

Life Sciences Tools & Services – 0.2%
Illumina, Inc.(a)	1,432	233,359
IQVIA Holdings, Inc.(a)	2,160	393,574
Thermo Fisher Scientific, Inc.	275	135,440

		762,373

Pharmaceuticals – 1.0%
AstraZeneca PLC	1,654	307,089
Bristol-Myers Squibb Co.	7,860	449,435
Eli Lilly & Co.	1,209	1,335,945
Johnson & Johnson	359	80,893
Merck & Co., Inc.	6,137	728,585
Novartis AG (REG)	1,570	236,144
Organon & Co.	74,519	994,083
Roche Holding AG	772	324,819
Roche Holding AG (BR)(a)	65	27,956

		4,484,949

		13,165,121

Communication Services – 2.6%
Diversified Telecommunication Services – 0.1%
Globalstar, Inc.(a)	857	72,168
HKT Trust & HKT Ltd. - Class H	165,000	254,756
IHS Holding Ltd.(a)	19,280	160,024

		486,948

Entertainment – 0.6%
Electronic Arts, Inc.	5,639	1,137,499
Netflix, Inc.(a)	1,871	160,943
Walt Disney Co. (The)	4,718	480,434
Warner Bros Discovery, Inc.(a)	33,186	896,354

		2,675,230

Interactive Media & Services – 1.4%
Alphabet, Inc. - Class A	3,919	1,490,552
Alphabet, Inc. - Class C	9,348	3,518,868
Autotrader Group PLC	12,502	73,892
LY Corp.	42,200	109,586
Meta Platforms, Inc. - Class A	1,362	861,479

		6,054,377

Company	Shares	U.S. $ Value

Media – 0.4%
Dentsu Group, Inc.(a)(b)	18,900	$356,197
Fox Corp. - Class A	286	18,281
Fox Corp. - Class B	6,137	352,202
Informa PLC	18,451	200,461
Liberty Broadband Corp. - Class A(a)	11,981	404,718
News Corp. - Class A	6,242	162,916

		1,494,775

Wireless Telecommunication Services – 0.1%
SoftBank Corp.	136,200	184,015
T-Mobile US, Inc.	2,250	421,943

		605,958

		11,317,288

Consumer Discretionary – 2.6%
Auto Components – 0.0%
Exide Technologies(a) (d) (e)	13	8,294

Automobile Components – 0.1%
Aisin Corp.	24,000	363,696

Automobiles – 0.3%
Ford Motor Co.	24,210	422,222
General Motors Co.	3,046	253,549
Tesla, Inc.(a)	1,209	526,870

		1,202,641

Broadline Retail – 0.5%
Amazon.com, Inc.(a)	8,505	2,301,793
Edcon Tranche D(a) (d) (e) (f)	1,648	-0-
K2016470219 South Africa Ltd. - Class A(a) (d) (e)	465,862	1
K2016470219 South Africa Ltd. - Class B(a) (d) (e)	73,623	-0-

		2,301,794

Hotels, Restaurants & Leisure – 0.5%
Amadeus IT Group SA	2,640	168,411
Aristocrat Leisure Ltd.	5,841	209,870
Caesars Entertainment, Inc.(a)	21,660	629,223
Compass Group PLC	11,974	384,010
Expedia Group, Inc.	1,317	297,365
Global Business Travel Group I(a)	22,857	213,484
InterContinental Hotels Group PLC	1,000	153,351
Yum! Brands, Inc.	1,394	206,242

		2,261,956

Household Durables – 0.5%
Leggett & Platt, Inc.	32,240	331,105
Sony Group Corp.	11,700	252,371
TopBuild Corp.(a)	3,951	1,649,463

		2,232,939

Specialty Retail – 0.5%
AutoZone, Inc.(a)	121	355,158
CECONOMY AG(a)	72,210	353,748
Industria de Diseno Textil SA	6,927	426,906
Ross Stores, Inc.	1,787	414,102
TJX Cos., Inc. (The)	3,118	482,510
Ulta Beauty, Inc.(a)	300	152,655

		2,185,079

Textiles, Apparel & Luxury Goods – 0.2%
Deckers Outdoor Corp.(a)	3,129	356,237
Tapestry, Inc.	2,670	388,378

		744,615

		11,301,014

Company	Shares	U.S. $ Value

Utilities – 2.2%
Electric Utilities – 0.8%
American Electric Power Co., Inc.	3,738	$473,493
Edison International	5,414	378,655
Endesa SA	8,011	335,077
NextEra Energy, Inc.	3,307	287,742
Origin Energy Ltd.(b)	47,902	373,805
PG&E Corp.	23,641	386,294
TXNM Energy, Inc.	16,692	988,333

		3,223,399

Gas Utilities – 0.1%
Naturgy Energy Group SA	11,163	369,759

Independent Power and Renewable Electricity Producers – 0.3%
AES Corp. (The)	77,396	1,135,399

Multi-Utilities – 0.9%
Ameren Corp.	1,883	203,307
Consolidated Edison, Inc.	3,620	382,381
Dominion Energy, Inc.	16,491	1,103,908
National Grid PLC	20,872	335,007
Northwestern Energy Group, Inc.	23,395	1,651,921
Public Service Enterprise Group, Inc.	4,902	385,542

		4,062,066

Water Utilities – 0.1%
Essential Utilities, Inc.	14,550	536,750

		9,327,373

Consumer Staples – 1.3%
Beverages – 0.1%
Coca-Cola Co. (The)	1,882	148,697
Heineken Holding NV	3,460	249,506
Monster Beverage Corp.(a)	2,270	199,941

		598,144

Consumer Staples Distribution & Retail – 0.2%
Sysco Corp.	4,865	368,816
Target Corp.	414	52,607
Tesco PLC	74,789	433,517
Walmart, Inc.	391	45,258

		900,198

Food Products – 0.1%
Mission Produce, Inc.(a)	23,802	265,154
WH Group Ltd. - Class H	220,500	254,632

		519,786

Household Products – 0.2%
Colgate-Palmolive Co.	5,411	487,693
Procter & Gamble Co. (The)	1,567	224,959
Reckitt Benckiser Group PLC	3,186	196,071
Southeastern Grocers, Inc.(a) (d) (e) (g)	8,714	-0-

		908,723

Personal Care Products – 0.4%
Kenvue, Inc.	94,778	1,637,764

Tobacco – 0.3%
Altria Group, Inc.	6,195	431,048
Imperial Brands PLC	9,816	355,944
Philip Morris International, Inc.	1,905	337,909

		1,124,901

		5,689,516

Company	Shares	U.S. $ Value

Energy – 1.1%
Energy Equipment & Services – 0.1%
BIS Industries Holdings Ltd.(a) (d) (e)	51,133	$-0-
CHC Group LLC(a) (d)	1,138	-0-
Halliburton Co.	9,858	382,983

		382,983

Oil, Gas & Consumable Fuels – 1.0%
BP PLC	62,759	443,296
Cenovus Energy, Inc.	13,885	383,319
Chevron Corp.	327	59,665
Equinor ASA	10,458	379,008
Exxon Mobil Corp.	2,470	358,792
Gaztransport Et Technigaz SA	573	132,266
Imperial Oil Ltd.(b)	3,039	360,562
Inpex Corp.	6,600	149,351
Phillips 66	1,796	315,881
Repsol SA	15,143	390,997
Shell PLC	12,247	517,501
Suncor Energy, Inc.(b)	6,513	407,083
TotalEnergies SE	3,257	285,778
Valero Energy Corp.	499	122,165

		4,305,664

		4,688,647

Materials – 1.0%
Chemicals – 0.3%
CF Industries Holdings, Inc.	3,205	360,082
Linde PLC	628	312,549
Mitsubishi Chemical Group Corp.	52,200	375,103
Toray Industries, Inc.	34,700	259,708

		1,307,442

Metals & Mining – 0.7%
Allied Gold Corp.(a) (b)	52,050	1,317,626
BHP Group Ltd.(b)	2,116	94,201
Endeavour Mining PLC	1,435	88,205
Glencore PLC(a)	53,438	406,417
JFE Holdings, Inc.(b)	34,900	373,186
Lundin Mining Corp.	2,852	85,189
Newmont Corp.	4,094	449,562
Norsk Hydro ASA	31,051	379,746

		3,194,132

		4,501,574

Real Estate – 0.5%
Real Estate Management & Development – 0.0%
Kennedy-Wilson Holdings, Inc.	1,926	21,205
Mitsui Fudosan Co., Ltd.	13,300	127,313

		148,518

Residential REITs – 0.1%
American Homes 4 Rent - Class A	7,124	228,538

Retail REITs – 0.0%
Simon Property Group, Inc.	321	65,776

Specialized REITs – 0.4%
American Tower Corp.	724	135,359
Equinix, Inc.	250	267,010
National Storage Affiliates Trust	20,432	871,425
VICI Properties, Inc.	13,593	383,594

		1,657,388

		2,100,220

Total Common Stocks (cost $110,834,972)		138,986,045

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 20.4%
Funds and Investment Trusts – 20.4%(h)
iShares Core International Aggregate Bond ETF		420,571	$21,142,104
iShares Core MSCI EAFE ETF		356,646	34,958,441
iShares Core MSCI Emerging Markets ETF		385,965	32,216,499

Total Investment Companies (cost $67,885,589)			88,317,044

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 13.6%
Austria – 0.2%
Republic of Austria Government Bond 0.00%, 02/20/2031(c)	EUR	1,039	1,066,075

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 104 3.45%, 06/22/2042(c)		527	579,333

Canada – 2.8%
Canadian Government Bond 2.75%, 03/01/2030	CAD	3,123	2,247,811
2.75%, 09/01/2030		3,823	2,744,003
2.75%, 03/01/2031		6,889	4,930,582
2.75%, 12/01/2055		871	514,794
3.50%, 12/01/2045		284	200,986
3.50%, 12/01/2057		2,219	1,522,293

			12,160,469

Finland – 0.1%
Finland Government Bond Series 10Y 1.50%, 09/15/2032(c)	EUR	378	404,847

France – 0.5%
French Republic Government Bond OAT Series OAT 3.50%, 11/25/2035(c)		1,727	2,007,992

Germany – 0.7%
Bundesrepublik Deutschland Bundesanleihe 2.50%, 08/15/2046(c)		509	516,457
2.50%, 08/15/2054(c)		107	102,796
3.25%, 07/04/2042(c)		925	1,071,668
Series TWIN 0.00%, 08/15/2050(c)		101	51,371
2.60%, 05/15/2041(c)		1,166	1,252,512

			2,994,804

Hungary – 0.9%
Hungary Government Bond Series 32/A 4.75%, 11/24/2032	HUF	742,890	2,360,828
Series 35/A 7.00%, 10/24/2035		365,290	1,344,605

			3,705,433

Indonesia – 0.2%
Indonesia Treasury Bond Series 109 5.875%, 03/15/2031	IDR	15,339,000	826,177

	Principal Amount (000)		U.S. $ Value

Italy – 0.5%
Italy Buoni Poliennali Del Tesoro Series 10Y 3.45%, 02/01/2036(c)	EUR	536	$617,357
4.20%, 03/01/2034(c)		1,178	1,449,356
Series 7Y 3.15%, 11/15/2031(c)		123	143,918

			2,210,631

Japan – 1.2%
Japan Government Five Year Bond Series 183 1.60%, 12/20/2030	JPY	250,150	1,553,941
Japan Government Forty Year Bond Series 16 1.30%, 03/20/2063		58,600	186,255
Series 4 2.20%, 03/20/2051		161,700	750,786
Japan Government Ten Year Bond Series 382 2.40%, 03/20/2036		80,300	494,193
Japan Government Thirty Year Bond Series 82 1.80%, 03/20/2054		97,350	394,541
Japan Government Twenty Year Bond Series 183 1.40%, 12/20/2042		391,550	1,859,718

			5,239,434

Mexico – 0.1%
Mexican Bonos Series M 8.00%, 02/21/2036	MXN	7,838	417,812

Poland – 0.1%
Republic of Poland Government Bond Series 1035 5.00%, 10/25/2035	PLN	999	264,565

South Korea – 0.4%
Korea Treasury Bond Series 3412 3.00%, 12/10/2034	KRW	3,022,030	1,853,830

Spain – 0.9%
Spain Government Bond 3.20%, 10/31/2035(c)	EUR	3,054	3,536,786
3.50%, 01/31/2041(c)		400	454,924

			3,991,710

Thailand – 0.1%
Thailand Government Bond 2.98%, 06/17/2045	THB	8,788	265,510
3.45%, 06/17/2043		10,696	346,687

			612,197

United Kingdom – 3.1%
United Kingdom Gilt 1.50%, 07/31/2053(c)	GBP	281	164,863
3.50%, 01/22/2045(c)		92	96,126
4.00%, 10/22/2031(c)		2,775	3,669,937
4.125%, 03/07/2031(c)		153	204,143
4.25%, 12/07/2040(c)		991	1,207,888
4.375%, 03/07/2030(c)		420	567,356
4.375%, 01/31/2040(c)		520	647,384
4.50%, 03/07/2035(c)		1,461	1,933,708
4.75%, 10/22/2035(c)		2,861	3,836,511
4.75%, 10/22/2043(c)		868	1,087,554

			13,415,470

	Principal Amount (000)			U.S. $ Value

United States – 1.7%
U.S. Treasury Bonds 1.125%, 08/15/2040		U.S.$	7,479	$4,647,684
2.00%, 08/15/2051(i)			667	375,796
2.50%, 02/15/2046(j)			331	226,528
4.75%, 05/15/2055(j)			1,617	1,556,615
U.S. Treasury Notes 4.00%, 07/31/2032			390	384,699

				7,191,322

Total Governments - Treasuries (cost $59,651,721)				58,942,101

CORPORATES - INVESTMENT GRADE – 9.6%
Financial Institutions – 4.8%
Banking – 4.0%
ABN AMRO Bank NV 3.324%, 03/13/2037(c)			400	360,620
AIB Group PLC 5.871%, 03/28/2035(c)			269	278,880
6.608%, 09/13/2029(c)			200	208,500
Ally Financial, Inc. 5.543%, 01/17/2031			96	96,768
6.848%, 01/03/2030			39	40,623
Australia & New Zealand Banking Group Ltd. 5.731%, 09/18/2034(c)			273	278,916
Banco Bilbao Vizcaya Argentaria SA 6.138%, 09/14/2028			200	204,272
Banco de Sabadell SA Series E 3.375%, 03/10/2032(c)		EUR	300	348,212
Banco Santander SA 4.175%, 03/24/2028		U.S.$	200	199,400
5.796%, 01/23/2029(c)		AUD	320	232,454
Series E 5.75%, 08/23/2033(c)		EUR	200	243,353
Bank of America Corp. Series E 3.261%, 01/28/2031(c)			200	232,685
Banque Federative du Credit Mutuel SA 1.25%, 06/03/2030(c)			200	214,622
Barclays PLC 4.476%, 11/11/2029		U.S.$	200	198,766
5.088%, 06/20/2030			202	202,537
Series E 8.407%, 11/14/2032(c)		GBP	141	198,158
BNP Paribas SA 2.159%, 09/15/2029(c)		U.S.$	304	287,432
3.052%, 01/13/2031(c)			200	188,032
5.83%, 08/23/2034(c)		AUD	320	228,604
BPCE SA 2.277%, 01/20/2032(c)		U.S.$	329	291,224
3.116%, 10/19/2032(c)			250	221,765
CaixaBank SA 4.885%, 07/03/2031(c)			421	421,025
Citigroup, Inc. 2.928%, 10/22/2030		EUR	100	115,217
5.592%, 11/19/2034		U.S.$	404	410,080
Commerzbank AG Series E 4.625%, 01/17/2031(c)		EUR	300	363,780
Credit Agricole SA 5.222%, 05/27/2031(c)		U.S.$	274	276,882
6.064%, 01/16/2035(c)		AUD	200	143,496
Danske Bank A/S 4.613%, 10/02/2030(c)		U.S.$	206	204,816
Series E 4.75%, 06/21/2030(c)		EUR	177	215,460
Deutsche Bank AG/New York NY 3.547%, 09/18/2031(b)	U.S.$		200	188,464
3.729%, 01/14/2032			231	215,694

	Principal Amount (000)		U.S. $ Value

Erste Group Bank AG Series E 3.75%, 04/21/2036(c)	EUR	300	$346,491
Goldman Sachs Group, Inc. (The) Series E 3.50%, 01/23/2033(c)		373	433,079
HSBC Holdings PLC 5.13%, 03/03/2031	U.S.$	288	290,569
Series E 4.191%, 05/19/2036(c)	EUR	241	284,183
ING Groep NV 5.25%, 11/14/2033(c)		100	127,517
Series E 6.25%, 05/20/2033(c)	GBP	200	274,005
Intesa Sanpaolo SpA 4.198%, 06/01/2032(c)	U.S.$	225	212,310
8.248%, 11/21/2033(b) (c)		200	232,020
JPMorgan Chase & Co. Series E 4.457%, 11/13/2031(c)	EUR	470	572,466
KBC Group NV 4.454%, 09/23/2031(c)	U.S.$	437	429,615
Lloyds Banking Group PLC Series E 4.75%, 09/21/2031(c)	EUR	341	419,069
Mitsubishi UFJ Financial Group, Inc. 4.592%, 04/18/2030	U.S.$	283	282,400
4.847%, 04/21/2032		283	282,615
Mizuho Financial Group, Inc. 3.153%, 07/16/2030		512	489,252
Morgan Stanley 3.521%, 05/22/2031	EUR	355	415,654
Series G 3.383%, 01/23/2032		125	145,001
National Bank of Canada 4.928%, 06/04/2032	U.S.$	428	428,514
Nationwide Building Society Series E 4.00%, 07/30/2035(c)	EUR	300	352,831
NatWest Group PLC 3.032%, 11/28/2035	U.S.$	239	218,931
Series E 0.78%, 02/26/2030(c)	EUR	100	109,106
NatWest Markets PLC 4.888%, 06/05/2030(c)	AUD	290	204,217
Royal Bank of Canada/Toronto 4.738%, 09/09/2031(c)		180	125,353
Santander UK Group Holdings PLC 6.534%, 01/10/2029	U.S.$	200	205,790
Series E 2.421%, 01/17/2029(c)	GBP	100	129,418
Societe Generale SA 5.512%, 05/22/2031(c)	U.S.$	411	418,410
Standard Chartered PLC 3.265%, 02/18/2036(c)		233	214,190
Series E 3.864%, 03/17/2033(c)	EUR	302	354,669
Sumitomo Mitsui Financial Group, Inc. 4.494%, 01/15/2032	U.S.$	206	203,050
Svenska Handelsbanken AB Series E 4.625%, 08/23/2032(c)	GBP	161	215,934
Synchrony Financial 5.935%, 08/02/2030	U.S.$	137	139,611
Toronto-Dominion Bank (The) 5.248%, 07/23/2029(c)	AUD	250	178,906
UBS Group AG 2.875%, 04/02/2032(c)	EUR	125	142,041
7.75%, 03/01/2029(c)		318	399,428

	Principal Amount (000)		U.S. $ Value

UniCredit SpA 1.982%, 06/03/2027(c)	U.S.$	200	$200,000
5.861%, 06/19/2032(c)		275	276,631
Visa, Inc. 2.25%, 05/15/2028	EUR	163	187,975

			17,251,988

Finance – 0.0%
Aviation Capital Group LLC 1.95%, 09/20/2026(c)	U.S.$	215	213,370

Insurance – 0.2%
Allianz SE 6.50%, 10/30/2034(c) (k)		200	200,710
Athene Global Funding 2.673%, 06/07/2031(c)		17	14,953
5.033%, 07/17/2030(c)		166	164,491
5.38%, 01/07/2030(c)		54	54,283
5.526%, 07/11/2031(c)		248	249,295
Metropolitan Life Global Funding I 4.75%, 05/30/2030(c)	AUD	109	76,220

			759,952

REITs – 0.6%
American Tower Corp. 4.00%, 09/01/2033	EUR	150	177,765
Aroundtown SA 6.00%, 02/06/2031	AUD	200	140,651
Digital Dutch Finco BV 1.00%, 01/15/2032(c)	EUR	100	100,237
Digital Intrepid Holding BV 0.625%, 07/15/2031(c)		140	139,995
1.375%, 07/18/2032(c)		100	100,824
EPR Properties 4.50%, 06/01/2027	U.S.$	234	233,836
Essential Properties LP 2.95%, 07/15/2031		381	344,291
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030		217	208,886
Prologis Euro Finance LLC 3.25%, 09/22/2032	EUR	200	228,719
Realty Income Corp. 3.375%, 06/20/2031		307	354,350
Trust 2401 4.869%, 01/15/2030(c)	U.S.$	200	191,680
WEA Finance LLC 2.875%, 01/15/2027(c)		212	209,761

			2,430,995

			20,656,305

Industrial – 3.9%
Basic – 0.2%
Anglo American Capital PLC 5.00%, 03/21/2033(c)		426	422,707
Glencore Capital Finance DAC Series E 3.75%, 02/04/2032(c)	EUR	355	417,107
Glencore Funding LLC 2.85%, 04/27/2031(c)	U.S.$	9	8,205
4.90%, 07/01/2031(c)		6	6,000

			854,019

Capital Goods – 0.2%
Eaton Capital ULC 3.55%, 03/10/2034	EUR	134	155,924
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	320	228,799

	Principal Amount (000)		U.S. $ Value

Parker-Hannifin Corp. 2.90%, 03/01/2030	EUR	364	$419,687

			804,410

Communications - Media – 0.1%
Meta Platforms, Inc. 5.50%, 11/15/2045	U.S.$	129	120,995
5.625%, 11/15/2055		142	130,803
5.75%, 11/15/2065		162	148,211

			400,009

Communications - Telecommunications – 0.2%
Bell Telephone Co. of Canada or Bell Canada 5.85%, 11/10/2032	CAD	260	206,061
TELUS Corp. 4.95%, 02/18/2031		18	13,671
Series CAG 5.25%, 11/15/2032		277	213,084
Series CAK
5.75%, 09/08/2033		271	214,125
Verizon Communications, Inc. 2.35%, 03/23/2028(c)	AUD	200	136,711
3.00%, 03/23/2031		200	128,285
4.246%, 08/15/2056	EUR	161	185,490

			1,097,427

Consumer Cyclical - Automotive – 0.4%
American Honda Finance Corp. Series A 4.90%, 04/10/2031	U.S.$	425	423,908
Ford Motor Credit Co. LLC 4.97%, 04/06/2029		355	352,536
General Motors Financial Co., Inc. 2.40%, 04/10/2028		16	15,395
4.90%, 10/06/2029		28	28,150
5.55%, 07/15/2029		53	54,256
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	280	209,857
Hyundai Capital America 1.80%, 01/10/2028(c)	U.S.$	374	357,929
4.75%, 04/06/2029(c)		71	71,064
Toyota Finance Australia Ltd. 4.65%, 09/17/2029	AUD	230	162,127

			1,675,222

Consumer Cyclical - Entertainment – 0.1%
CPUK Finance Ltd. 5.876%, 08/28/2027(c)	GBP	200	271,282
Hasbro, Inc. 4.65%, 03/12/2031	U.S.$	69	68,235

			339,517

Consumer Cyclical - Other – 0.1%
Las Vegas Sands Corp. 5.65%, 05/18/2033		55	55,342
Sekisui House US, Inc. 6.00%, 01/15/2043		197	180,239

			235,581

Consumer Cyclical - Retailers – 0.0%
AutoNation, Inc. 4.45%, 01/15/2029		90	89,203

Consumer Non-Cyclical – 0.9%
Adventist Health System/West Series 2025 4.742%, 12/01/2030		285	282,307

	Principal Amount (000)		U.S. $ Value
Altria Group, Inc. 3.125%, 06/15/2031	EUR	116	$133,219
5.25%, 08/06/2035	U.S.$	154	154,158
Ascension Health Series 2025 4.294%, 11/15/2030		127	125,344
BAT International Finance PLC Series E 4.125%, 04/12/2032(c)	EUR	293	349,072
BMS Ireland Capital Funding DAC 3.363%, 11/10/2033		120	138,505
CommonSpirit Health 4.352%, 09/01/2030	U.S.$	81	79,461
5.318%, 12/01/2034		337	337,357
Danaher Corp. 3.625%, 04/29/2034	EUR	177	207,465
General Mills, Inc. 3.60%, 04/17/2032		202	235,460
Imperial Brands Finance PLC Series E 3.875%, 02/12/2034(c)		371	424,932
Loblaw Cos. Ltd. 6.54%, 02/17/2033(c)	CAD	165	135,611
Molson Coors Beverage Co. 3.80%, 06/15/2032	EUR	305	359,021
Philip Morris International, Inc. 0.80%, 08/01/2031		350	358,663
Saputo, Inc. 3.879%, 07/02/2030	CAD	118	86,211
Sysco Corp. 4.40%, 07/25/2031	U.S.$	197	192,402
Woolworths Group Ltd. 5.762%, 04/18/2031(c)	AUD	400	289,826

			3,889,014

Energy – 1.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.226%, 03/11/2030	EUR	140	163,391
3.812%, 03/11/2034		100	117,154
4.35%, 06/15/2031	U.S.$	102	100,334
BP Capital Markets PLC 3.625%, 03/22/2029(c) (k)	EUR	214	248,050
4.751%, 08/28/2029(c)	AUD	250	177,382
Continental Resources, Inc./OK 5.75%, 01/15/2031(c)	U.S.$	198	202,184
Devon Energy Corp. 7.95%, 04/15/2032		139	159,790
Enbridge, Inc. 6.10%, 11/09/2032	CAD	171	137,691
Eni SpA Series E 4.25%, 05/19/2033(c)	EUR	100	121,370
4.50%, 01/21/2031(c) (k)		200	236,231
Series NC9 2.75%, 02/11/2030(c) (k)		100	111,582
EOG Resources, Inc. 4.40%, 01/15/2031	U.S.$	191	188,949
EQT Corp. 7.50%, 06/01/2030		317	343,108
ONEOK Partners LP 6.65%, 10/01/2036		314	341,704
Ovintiv, Inc. 7.20%, 11/01/2031		52	57,218
7.375%, 11/01/2031		321	356,464
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		210	211,710

	Principal Amount (000)		U.S. $ Value

Targa Resources Corp. 4.35%, 04/15/2031	U.S.$	86	$84,252
4.90%, 09/15/2030		68	68,428
5.65%, 02/15/2036		192	196,197
TotalEnergies SE Series NC7 1.625%, 10/25/2027(c) (k)	EUR	334	378,455
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(b) (c)	U.S.$	300	299,835
Var Energi ASA 5.875%, 05/22/2030(c)		200	206,614
7.50%, 01/15/2028(c)		245	255,400
Wintershall Dea Finance BV 1.823%, 09/25/2031(c)	EUR	300	315,047

			5,078,540

Services – 0.2%
Alibaba Group Holding Ltd. 2.80%, 11/28/2029(c)	CNH	2,500	378,430
Amazon.com, Inc. 6.05%, 03/13/2076	U.S.$	287	289,293
Global Payments, Inc. 4.50%, 11/15/2028		120	119,015
4.55%, 03/15/2028		86	85,775
4.875%, 11/15/2030		170	167,336

			1,039,849

Technology – 0.2%
Alphabet, Inc. 5.70%, 11/15/2075		148	144,294
Fidelity National Information Services, Inc. 3.45%, 03/10/2030	EUR	128	149,151
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(c)	U.S.$	214	214,501
Salesforce, Inc. 4.90%, 09/15/2031		215	215,142
5.20%, 03/15/2033		215	216,006

			939,094

Transportation - Services – 0.1%
FedEx Corp. 3.50%, 07/30/2032	EUR	136	157,558
Heathrow Funding Ltd. 6.45%, 12/10/2033(c)	GBP	192	272,857
Series E 3.875%, 01/16/2038(c)	EUR	100	114,892

			545,307

			16,987,192

Utility – 0.9%
Electric – 0.5%
E.ON International Finance BV Series E 6.25%, 06/03/2030(c)	GBP	101	142,884
EDP Servicios Financieros Espana SA Series E 3.50%, 07/21/2031(c)	EUR	299	350,487
Electricite de France SA Series MPLE 5.993%, 05/23/2030(c)	CAD	262	204,328
EnBW Energie Baden-Wuerttemberg AG 3.625%, 02/10/2056(c)	EUR	300	342,306
ENEL Finance International NV 4.125%, 09/30/2028(c)	U.S.$	206	203,829
Iberdrola Finanzas SA 5.38%, 11/28/2030(c)	AUD	200	142,912

	Principal Amount (000)		U.S. $ Value

Iberdrola International BV Series NC9 1.825%, 08/09/2029(c) (k)	EUR	100	$109,778
NextEra Energy Capital Holdings, Inc. 3.624%, 02/10/2034		107	123,839
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(c)	U.S.$	209	207,763
5.29%, 01/17/2034(c)		205	205,543
PacifiCorp 5.10%, 04/15/2031		110	111,059
Public Service Co. of Colorado 4.15%, 03/13/2029		115	114,179

			2,258,907

Natural Gas – 0.2%
Cadent Finance PLC Series E 3.75%, 04/16/2033(c)	EUR	203	236,119
Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(c)	U.S.$	200	218,860
Naturgy Finance Iberia SA Series E 3.25%, 10/02/2030(c)	EUR	200	232,020

			686,999

Other Utility – 0.2%
Anglian Water Services Financing PLC Series G 5.875%, 06/20/2031(c)	GBP	150	205,027
Suez SACA Series E 4.50%, 11/13/2033(c)	EUR	200	243,175
4.625%, 11/03/2028(c)		100	120,187
Veolia Environnement SA Series E 1.625%, 09/21/2032(c)		200	208,030

			776,419

			3,722,325

Total Corporates - Investment Grade (cost $40,610,022)			41,365,822

MORTGAGE PASS-THROUGHS – 5.6%
Agency Fixed Rate 30-Year – 5.6%
Government National Mortgage Association Series 2026 2.50%, 06/01/2056, TBA	U.S.$	1,675	1,433,571
3.00%, 06/01/2056, TBA		2,711	2,410,560
3.50%, 06/01/2056, TBA		773	696,462
4.00%, 06/01/2056, TBA		1,869	1,738,389
4.50%, 06/01/2056, TBA		1,521	1,463,823
5.00%, 06/01/2056, TBA		3,515	3,471,969
5.50%, 06/01/2056, TBA		4,420	4,447,253
Uniform Mortgage-Backed Security Series 2026 2.00%, 06/01/2056, TBA		1,398	1,118,564
2.50%, 06/01/2056, TBA		1,643	1,375,948
5.00%, 06/01/2056, TBA		2,167	2,132,484
5.50%, 06/01/2056, TBA		2,122	2,132,097
6.00%, 06/01/2056, TBA		1,355	1,383,418
6.50%, 06/01/2056, TBA		364	378,219

Total Mortgage Pass-Throughs (cost $24,145,677)			24,182,757

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.7%
Non-Agency Floating Rate – 1.0%
Angel Oak Mortgage Trust Series 2025-10, Class A1 4.96%, 09/25/2070(c) (l)	U.S.$	243	$241,195
BINOM Mortgage Loan Trust Series 2026-NQM1, Class A1 5.06%, 02/25/2066(c)		164	162,733
BRAVO Residential Funding Trust Series 2025-NQM5, Class A1 5.496%, 02/25/2065(c)		105	105,183
Series 2025-NQM7, Class A1 5.459%, 07/25/2065(c)		122	122,239
Series 2026-NQM4, Class A1 5.183%, 03/25/2066(c)		350	349,557
CLIP Trust Series 2026-NQM1, Class A1 5.221%, 05/25/2071(c)		109	109,009
COLT Mortgage Loan Trust Series 2026-3, Class A1 5.119%, 05/25/2071(c)		274	273,320
Series 2026-4, Class A1 5.288%, 06/25/2071(c)		225	224,813
Cross Series 2026-NQM6, Class A1 5.268%, 05/25/2071(c)		201	200,776
Cross Mortgage Trust Series 2026-NQM4, Class A1 5.485%, 04/25/2071(c)		283	283,626
Series 2026-NQM5, Class A1 5.094%, 03/25/2071(c)		433	431,553
HOMES Trust Series 2026-NQM3, Class A1 5.262%, 04/27/2071(c)		207	206,366
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3, Class A1 5.53%, 05/25/2070(c)		100	100,207
OBX Trust Series 2026-NQM5, Class A1 5.321%, 01/25/2066(c)		274	273,820
Series 2026-NQM6, Class A1 5.063%, 04/26/2066(c)		173	172,346
Series 2026-NQM7, Class A1 5.22%, 04/25/2066(c)		256	255,194
Santander Mortgage Asset Receivable Trust Series 2026-NQM2, Class A1 4.704%, 01/25/2066(c)		193	190,871
SG Residential Mortgage Trust Series 2026-3, Class A1 5.188%, 04/25/2066(c)		253	252,551
Verus Securitization Trust Series 2025-9, Class A1 4.935%, 10/27/2070(c) (l)		92	91,270
Series 2026-4, Class A1 4.998%, 04/25/2071(c)		234	232,726

			4,279,355

Non-Agency Fixed Rate – 0.5%
Angel Oak Mortgage Trust Series 2025-4, Class A1 5.855%, 04/25/2070(c)		85	85,622
Series 2025-6, Class A1 5.515%, 04/25/2070(c)		127	127,379

	Principal Amount (000)		U.S. $ Value

COLT Mortgage Loan Trust Series 2025-5, Class A1 5.536%, 05/25/2070(c)	U.S.$	83	$83,248
Cross Mortgage Trust Series 2025-H4, Class A1 5.596%, 06/25/2070(c)		131	131,831
GCAT Trust Series 2025-NQM2, Class A1 5.604%, 04/25/2070(c)		94	94,656
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(c)		255	253,358
OBX Trust Series 2025-NQM7, Class A1 5.56%, 05/25/2055(c)		251	252,134
Series 2025-NQM8, Class A1 5.472%, 03/25/2065(c)		85	85,200
Series 2025-NQM10, Class A1 5.453%, 05/25/2065(c)		204	204,837
Series 2026-CES1, Class A1A 5.192%, 04/25/2056(c)		107	106,190
RCKT Mortgage Trust Series 2025-CES12, Class A1A 5.027%, 11/25/2055(c)		268	267,015
Series 2026-CES2, Class A1A 4.762%, 02/25/2056(c)		289	285,591
Towd Point Mortgage Trust Series 2026-CES2, Class A1A 4.72%, 02/25/2066(c)		270	266,391
Verus Securitization Trust Series 2025-5, Class A1 5.427%, 06/25/2070(c)		104	104,173

			2,347,625

Risk Share Floating Rate – 0.2%
Connecticut Avenue Securities Series 2025-R01, Class 1M1 4.712% (CME Term SOFR + 1.10%), 01/25/2045(c) (l)		44	43,723
Connecticut Avenue Securities Trust Series 2022-R08, Class 1M2 7.212% (CME Term SOFR + 3.60%), 07/25/2042(c) (l)		400	411,237
Series 2025-R04, Class 1M1 4.812% (CME Term SOFR + 1.20%), 05/25/2045(c) (l)		65	64,995
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA6, Class M2 5.112% (CME Term SOFR + 1.50%), 10/25/2041(c) (l)		155	155,096
Series 2022-DNA2, Class M1A 4.912% (CME Term SOFR + 1.30%), 02/25/2042(c) (l)		66	66,086
Series 2022-DNA6, Class M1A 5.762% (CME Term SOFR + 2.15%), 09/25/2042(c) (l)		38	38,266

			779,403

Total Collateralized Mortgage Obligations (cost $7,435,110)			7,406,383

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.4%
Non-Agency Floating Rate CMBS – 0.9%
ALA Trust Series 2025-OANA, Class A 5.371% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(c) (l)		222	222,636
BAMLL Trust Series 2025-ASHF, Class A 5.478% (CME Term SOFR 1 Month + 1.85%), 02/15/2042(c) (l)		437	437,962

	Principal Amount (000)		U.S. $ Value

BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.477% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(c) (l)	U.S.$	202	$202,253
BOCA Commercial Mortgage Trust Series 2025-BOCA, Class A 5.227% (CME Term SOFR 1 Month + 1.60%), 12/15/2042(c) (l)		240	240,300
BX Commercial Mortgage Trust Series 2019-IMC, Class A 4.673% (CME Term SOFR 1 Month + 1.05%), 04/15/2034(c) (l)		190	189,746
Series 2024-AIR2, Class A 5.120% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(c) (l)		148	148,175
Series 2026-ALOHA, Class A 4.977% (CME Term SOFR 1 Month + 1.35%), 04/15/2043(c) (l)		141	141,000
Series 2026-ALOHA, Class B 5.177% (CME Term SOFR 1 Month + 1.55%), 04/15/2043(c) (l)		145	145,000
Series 2026-CSMO, Class A 5.027% (CME Term SOFR 1 Month + 1.40%), 02/15/2043(c) (l)		210	210,525
BX Trust Series 2025-GW, Class A 5.227% (CME Term SOFR 1 Month + 1.60%), 07/15/2042(c) (l)		127	127,317
Series 2025-VOLT, Class A 5.327% (CME Term SOFR 1 Month + 1.70%), 12/15/2044(c) (l)		140	140,088
Extended Stay America Trust Series 2025-ESH, Class A 4.927% (CME Term SOFR 1 Month + 1.30%), 10/15/2042(c) (l)		202	202,511
Hawaii Hotel Trust Series 2025-MAUI, Class A 5.02% (CME Term SOFR 1 Month + 1.39%), 03/15/2042(c) (l)		207	207,453
HLTN Commercial Mortgage Trust Series 2026-DPLO, Class A 5.327% (CME Term SOFR 1 Month + 1.70%), 04/15/2041(c) (l)		220	220,687
Series 2026-DPLO, Class B 5.627% (CME Term SOFR 1 Month + 2.00%), 04/15/2041(c) (l)		149	149,559
KIND Trust Series 2021-KIND, Class A 4.70% (CME Term SOFR 1 Month + 1.06%), 08/15/2038(c) (l)		99	98,909
ORL Trust Series 2024-GLKS, Class A 5.120% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(c) (l)		261	261,058
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.07% (CME Term SOFR 1 Month + 1.44%), 02/15/2042(c) (l)		387	384,512

			3,729,691

Non-Agency Fixed Rate CMBS – 0.4%
BX Commercial Mortgage Trust Series 2024-BIO2, Class A 5.413%, 08/13/2041(c)		281	280,259
Fashion Show Mall LLC Series 2024-SHOW, Class A 5.104%, 10/10/2041(c)		300	301,458
GFH Mortgage Trust Series 2025-IND, Class A 5.148%, 06/15/2033(c)		170	169,799
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.754%, 10/15/2042(c)		210	208,897
PCY Trust Series 2026-FCMT, Class A 5.153%, 04/05/2041(c)		127	127,742
Series 2026-FCMT, Class B 5.347%, 04/05/2041(c)		100	99,747
SHOPS Commercial Mortgage Trust Series 2026-CSTL, Class A 4.971%, 05/05/2039(c)		251	249,715

	Principal Amount (000)		U.S. $ Value

TORY Commercial Mortgage Trust Series 2026-HGTS, Class A 4.912%, 01/13/2046(c)	U.S.$	350	$344,050
WB Commercial Mortgage Trust Series 2024-HQ, Class A 5.937%, 03/15/2040(c)		192	192,253

			1,973,920

Non-Agency Fixed Rate – 0.1%
Ellington Financial Mortgage Trust Series 2026-CES1, Class A1A 4.914%, 12/25/2060(c)		271	268,565

Total Commercial Mortgage-Backed Securities (cost $5,974,360)			5,972,176

COLLATERALIZED LOAN OBLIGATIONS – 1.2%
CLO - Floating Rate – 1.2%
AGL CLO 44 Ltd. Series 2025-44A, Class A 4.814% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(c) (l)		275	274,992
Apidos CLO XXXII Series 2019-32A, Class A1R 4.775% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(c) (l)		316	316,480
Chenango Park CLO Ltd. Series 2018-1A, Class BR 5.473% (CME Term SOFR 3 Month + 1.80%), 04/15/2030(c) (l)		250	250,372
Clover CLO LLC Series 2021-3A, Class BR 5.117% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(c) (l)		256	255,507
Dryden 113 CLO Ltd. Series 2022-113A, Class AR3 4.763% (CME Term SOFR 3 Month + 1.09%), 10/15/2037(c) (l)		255	255,215
Galaxy 36 CLO Ltd. Series 2025-36A, Class A1 4.903% (CME Term SOFR 3 Month + 1.23%), 10/15/2038(c) (l)		150	150,542
Hartwick Park CLO Ltd. Series 2023-1A, Class AR 4.835% (CME Term SOFR 3 Month + 1.16%), 01/20/2037(c) (l)		425	424,864
Invesco US CLO Ltd. Series 2025-2A, Class B 5.373% (CME Term SOFR 3 Month + 1.70%), 07/15/2038(c) (l)		500	502,125
Juniper Valley Park CLO Ltd. Series 2023-1A, Class ARR 4.755% (CME Term SOFR 3 Month + 1.08%), 07/20/2036(c) (l)		250	250,162
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.130% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(c) (l)		250	250,000
OCP CLO Ltd. Series 2021-23A, Class B1R2 5.130% (CME Term SOFR 3 Month + 1.45%), 01/17/2039(c) (l)		250	249,990
Pikes Peak CLO 6 Series 2020-6A, Class ARR 4.589% (CME Term SOFR 3 Month + 0.94%), 05/18/2034(c) (l)		250	249,776
Regatta XX Funding Ltd. Series 2021-2A, Class AR 4.853% (CME Term SOFR 3 Month + 1.18%), 01/15/2038(c) (l)		300	300,000
Signal Peak CLO 11 Ltd. Series 2024-11A, Class A1 5.125% (CME Term SOFR 3 Month + 1.45%), 07/18/2037(c) (l)		500	500,915
Trinitas CLO XXXV Ltd. Series 2026-35A, Class A1 4.887% (CME Term SOFR 3 Month + 1.22%), 01/22/2039(c) (l)		250	250,068

	Principal Amount (000)		U.S. $ Value

Voya CLO Ltd. Series 2018-2A, Class A2 5.185% (CME Term SOFR 3 Month + 1.51%), 07/15/2031(c) (l)	U.S.$	500	$500,173
Series 2025-5A, Class B 5.223% (CME Term SOFR 3 Month + 1.55%), 01/15/2039(c) (l)		310	310,141

Total Collateralized Loan Obligations (cost $5,289,106)			5,291,322

ASSET-BACKED SECURITIES – 0.8%
Other ABS - Fixed Rate – 0.6%
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(c)		238	235,194
Affirm Asset Securitization Trust Series 2024-B, Class A 4.62%, 09/15/2029(c)		109	109,173
APL Finance DAC Series 2025-1A, Class A 4.81%, 03/20/2036(c)		272	270,080
BHG Securitization Trust Series 2025-1CON, Class A 4.82%, 04/17/2036(c)		101	100,933
CCG Receivables Trust Series 2024-1, Class A2 4.99%, 03/15/2032(c)		162	163,161
Clarus Capital Funding LLC Series 2024-1A, Class A2 4.71%, 08/20/2032(c)		53	53,220
Series 2024-1A, Class B 4.79%, 08/20/2032(c)		140	140,277
Crossroads Asset Trust Series 2024-A, Class A2 5.90%, 08/20/2030(c)		85	85,477
Dext ABS LLC Series 2025-2, Class B 4.66%, 04/15/2036(c)		140	139,240
Lendmark Funding Trust Series 2024-2A, Class B 4.86%, 02/21/2034(c)		106	105,829
M&T Equipment Notes Series 2024-1A, Class A2 4.99%, 08/18/2031(c)(l)		38	38,507
MVW LLC Series 2025-1A, Class A 4.97%, 09/22/2042(c)		83	82,974
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(c)		111	111,908
PEAC Solutions Receivables LLC Series 2025-1A, Class A2 4.94%, 10/20/2028(c) (l)		31	30,962
Series 2025-1A, Class B 5.20%, 07/20/2032(c) (l)		72	72,589
PK Alift Loan Funding 8 LP Series 2026-1, Class A 4.614%, 09/15/2043(c)		430	420,144
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(c)		61	60,751
Sotheby’s Artfi Master Trust Series 2026-1A, Class A1 4.80%, 06/20/2033(c)		285	283,846

	Principal Amount (000)		U.S. $ Value

Series 2026-1A, Class B 4.90%, 06/20/2033(c)	U.S.$	140	$139,349

			2,643,614

Autos - Fixed Rate – 0.2%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.681%, 05/17/2032(c)		99	100,517
Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91%, 09/25/2029(c)		205	205,613
PenFed Auto Receivables Owner Trust Series 2024-A, Class A3 4.70%, 06/15/2029(c)		120	120,406
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class B 4.74%, 04/20/2029(c)		140	140,392
Tesla Auto Lease Trust Series 2024-B, Class B 5.11%, 08/21/2028(c)		203	203,774
Wheels Fleet Lease Funding 1 LLC Series 2024-2A, Class A1 4.87%, 06/21/2039(c)		153	153,643

			924,345

Other ABS - Floating Rate – 0.0%
Capital Street Master Trust Series 2026-1, Class A 4.796% (CME Term SOFR + 1.15%), 05/16/2030(c) (l)		100	99,999

Total Asset-Backed Securities (cost $3,676,533)			3,667,958

INFLATION-LINKED SECURITIES – 0.7%
United States – 0.7%
U.S. Treasury Inflation Index 0.125%, 07/15/2031 (TIPS) (cost $2,880,454)		3,063	2,852,468

COVERED BONDS – 0.6%
Australia – 0.1%
Westpac Banking Corp. Series E 3.106%, 11/23/2027(c)	EUR	510	597,416

France – 0.5%
BPCE SFH SA Series E 0.01%, 01/29/2029(c)		700	757,791
Caisse de Refinancement de l’Habitat SA Series E 2.75%, 09/06/2030(c)		200	231,314
Cie de Financement Foncier SA 2.625%, 03/05/2030(c)		300	345,850
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(c)		700	797,872

			2,132,827

Total Covered Bonds (cost $2,557,916)			2,730,243

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN AGENCIES – 0.6%
Canada – 0.2%
Canada Housing Trust No. 1 3.55%, 09/15/2032(c)	CAD	930	$683,400
4.25%, 03/15/2034(c)		370	282,399

			965,799

France – 0.2%
SNCF Reseau Series E 3.125%, 10/25/2028(c)	EUR	700	819,427

Kazakhstan – 0.1%
Baiterek National Investment Holding JSC 5.20%, 05/06/2033(c)	U.S.$	399	396,007

Netherlands – 0.1%
BNG Bank NV 3.50%, 07/19/2027	AUD	294	208,050

Total Governments - Sovereign Agencies (cost $2,291,740)			2,389,283

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Chile – 0.2%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(c)	U.S.$	277	285,233
Chile Government International Bond 3.75%, 01/14/2032	EUR	181	212,913
4.125%, 07/05/2034		200	239,261

			737,407

Indonesia – 0.1%
Indonesia Government International Bond 4.10%, 03/04/2034		430	492,464

Mexico – 0.1%
Mexico Government International Bond 5.375%, 03/22/2033	U.S.$	285	278,984

Romania – 0.0%
Romanian Government International Bond 6.625%, 05/16/2036(c)		132	134,765

Saudi Arabia – 0.1%
Saudi Government International Bond 3.375%, 03/05/2032(c)	EUR	222	255,704
5.125%, 01/13/2028(c)	U.S.$	307	309,686

			565,390

Total Governments - Sovereign Bonds (cost $2,149,468)			2,209,010

SUPRANATIONALS – 0.3%
European Union Series UFA 3.375%, 10/05/2054(c)	EUR	830	860,243
4.00%, 04/04/2044(c)		353	421,464

Total Supranationals (cost $1,285,317)			1,281,707

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.2%
Japan – 0.2%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(c)	EUR	668	$765,465
2.375%, 09/08/2027(c)		100	116,028

Total Local Governments - Regional Bonds (cost $816,202)			881,493

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Chile – 0.0%
Corp. Nacional del Cobre de Chile 5.625%, 09/21/2035(c)	U.S.$	200	201,502

Hungary – 0.1%
Magyar Export-Import Bank Zrt. 6.125%, 12/04/2027(c)		255	259,590

Saudi Arabia – 0.1%
Gaci First Investment Co. Series E 3.375%, 10/14/2032(c)	EUR	200	228,031

Total Quasi-Sovereigns (cost $684,388)			689,123

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
State of California (State of California) Series 2010 7.60%, 11/01/2040 (cost $553,436)	U.S.$	465	557,485

EMERGING MARKETS - SOVEREIGNS – 0.1%
Mexico – 0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(c) (cost $415,100)		416	418,080

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Finance – 0.1%
Curo SPV LLC 13.00%, 08/21/2027(d) (e)		274	261,720

Industrial – 0.0%
Basic – 0.0%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(a) (d) (e) (f) (m)		146	-0-

Communications - Media – 0.0%
National CineMedia, Inc. 5.75%, 08/15/2026(a) (d) (e) (g)		33	-0-

Consumer Cyclical - Automotive – 0.0%
Exide Technologies 11.00%, 10/31/2024(a) (d) (e) (g) (m)		83	-0-

	Principal Amount (000)		U.S. $ Value

Services – 0.0%
Monitronics International, Inc. 9.125%, 04/01/2020(a) (d) (e) (g)	U.S.$	120	$-0-

			-0-

Total Corporates - Non-Investment Grade (cost $290,447)			261,720

EMERGING MARKETS - CORPORATE BONDS – 0.1%
Industrial – 0.1%
Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(a) (d) (e) (f) (m)		40	-0-
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(a) (d) (e) (f) (m)		28	-0-

			-0-

Energy – 0.1%
Raizen Fuels Finance SA 6.45%, 03/05/2034(a) (m) (n)		200	113,216
6.70%, 02/25/2037(a) (m) (n)		200	113,500

			226,716

Total Emerging Markets - Corporate Bonds (cost $469,365)			226,716

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.1%
Canada – 0.1%
Province of Alberta Canada 3.10%, 06/01/2050 (cost $211,725)	CAD	376	216,044

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Auto Components – 0.0%
Energy Technology 0.00%(a) (d) (e) (m) (cost $87,984)		117	152,100

RIGHTS – 0.0%
Health Care – 0.0%
Biotechnology – 0.0%
Apellis Pharmaceuticals, Inc. (CVR)(a) (d) (e) (o)		20,143	604
Arcellx, Inc. (CVR)(a) (d) (e) (o)		10,404	728
Chinook Therapeutics, Inc. (CVR)(a) (d) (e)		30,997	310
Contra Blueprint Medicines Corp. (CVR)(a) (d) (e)		6,638	3,054
Mirati Therapeutics, Inc. (CVR)(a) (d) (e)		25,914	18,140

			22,836

Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a) (d) (e)		3,960	9,999

			32,835

Materials – 0.0%
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc. (CVR)(a) (d) (e)		14,789	21,000

Consumer Staples – 0.0%
Consumer Staples Distribution & Retail – 0.0%
Walgreens Boots Alliance, Inc. (CVR)(a) (d) (e)		35,236	18,675

	Shares		U.S. $ Value

Real Estate – 0.0%
Health Care REITs – 0.0%
Akero Therapeutics, Inc. (CVR)(a) (d) (e)		4,711	$3,062

Financials – 0.0%
Capital Markets – 0.0%
Hologic, Inc. (CVR)(a) (d) (e)		13,755	138

Total Rights (cost $69,440)			75,710

	Principal Amount (000)

EMERGING MARKETS - TREASURIES – 0.0%
Russia – 0.0%
Russian Federal Bond - OFZ Series 6212 7.05%, 01/19/2028(d) (e) (o) (cost $362,419)	RUB	23,770	-0-

	Shares

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(a) (b) (d) (e) (cost $0)		541	-0-

SHORT-TERM INVESTMENTS – 12.1%
Investment Companies – 5.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.46%(h) (p) (q) (cost $22,645,057)		22,645,057	22,645,057

	Principal Amount (000)

U.S. Treasury Bills – 4.5%
U.S. Treasury Bill Zero Coupon, 11/12/2026	U.S.$	10,000	9,834,756
Zero Coupon, 02/18/2027		10,000	9,740,041

Total U.S. Treasury Bills (cost $19,575,332)			19,574,797

Treasury Bills – 2.4%
Japan – 2.4%
Japan Treasury Discount Bill Series 1372 Zero Coupon, 07/06/2026 (cost $10,144,007)	JPY	1,620,000	10,163,894

Total Short-Term Investments (cost $52,364,396)			52,383,748

Total Investments Before Security Lending Collateral for Securities Loaned – 102.1% (cost $392,992,887)			441,456,538

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.46%(h) (p) (q) (cost $1,901,428)		1,901,428	1,901,428

Total Investments – 102.5% (cost $394,894,315)(r)			443,357,966
Other assets less liabilities - (2.5)%			(10,643,393)

Net Assets – 100.0%			$432,714,573

Country Breakdown

(% of Net Assets)

41.0%	United States
20.4%	Multinational
6.0%	United Kingdom
4.5%	Canada
3.1%	Japan
2.4%	France
1.8%	Spain
1.3%	Germany
1.3%	Italy
0.9%	Hungary
0.8%	Netherlands
0.8%	Australia
0.5%	Switzerland
5.2%	Others
12.5%	Short-Term Investments
-2.5%	Other assets less liabilities

100.0%	Total

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	21	June 2026	$1,645,636	$6,551
Bloomberg Commodity Index Futures	215	June 2026	2,904,848	35,056
Euro Buxl 30 Yr Bond Futures	6	June 2026	770,524	8,949
Euro-BOBL Futures	7	June 2026	948,015	7,083
Euro-BTP Futures	12	June 2026	1,665,759	26,871
Euro-Schatz Futures	18	June 2026	2,225,806	1,763
FTSE China A50 Futures	143	June 2026	2,254,109	39,590
FTSE Taiwan Index Futures	2	June 2026	315,200	10,754
FTSE/JSE Top 40 Futures	17	June 2026	1,123,939	(48,156)
Hang Seng Index Futures	5	June 2026	797,158	(14,048)
IFSC Nifty 50 Futures	29	June 2026	1,375,905	(3,444)
Japan 10 Yr Bond (OSE) Futures	4	June 2026	3,237,120	283
Long Gilt Futures	113	September 2026	13,504,194	124,293
Mini Japan 10 Yr Government Bond Futures	22	June 2026	1,780,831	(36,825)
MSCI Emerging Markets Index Futures	66	June 2026	5,770,050	305,958
S&P 500 E-Mini Futures	291	June 2026	110,518,162	11,916,854
S&P/TSX 60 Index Futures	18	June 2026	5,282,298	270,738
TOPIX Index Futures	42	June 2026	10,448,247	574,405
U.S. Long Bond (CBT) Futures	31	September 2026	3,478,781	11,602
U.S. T-Note 2 Yr (CBT) Futures	34	September 2026	7,023,125	10,441
U.S. T-Note 5 Yr (CBT) Futures	345	September 2026	36,987,774	149,364
U.S. T-Note 10 Yr (CBT) Futures	18	September 2026	1,976,906	6,349
U.S. Ultra Bond (CBT) Futures	6	September 2026	686,437	37
Sold Contracts
Australian 3 Yr Bond Futures	30	June 2026	2,247,305	(7,418)
Australian 10 Yr Bond Futures	79	June 2026	6,190,725	(68,274)
Canadian 10 Yr Bond Futures	67	September 2026	5,842,970	(58,910)
Euro STOXX 50 Index Futures	42	June 2026	2,970,680	22,257
Euro-Bund Futures	57	June 2026	8,409,661	(42,544)
FTSE 100 Index Futures	17	June 2026	2,390,810	13,728
FTSE KLCI Futures	41	June 2026	868,600	15,069
FTSE/JSE Top 40 Futures	5	June 2026	330,570	(4,211)
Japan 10 Yr Bond (OSE) Futures	12	June 2026	9,711,362	184,046
MSCI Singapore ETS Index Futures	41	June 2026	1,480,337	2,033
OMXS 30 Index Futures	92	June 2026	3,132,729	(76,446)
S&P/TSX 60 Index Futures	12	June 2026	3,521,532	(78,379)
SET 50 Futures	494	June 2026	3,075,869	(107,081)
SPI 200 Futures	16	June 2026	2,515,626	(6,165)
TOPIX Index Futures	10	June 2026	2,487,678	(173,030)
U.S. 10 Yr Ultra Futures	52	September 2026	5,828,062	(51,434)
U.S. T-Note 10 Yr (CBT) Futures	23	September 2026	2,526,047	(19,080)
U.S. Ultra Bond (CBT) Futures	2	September 2026	228,812	(1,222)

				$12,947,407

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	39,151	USD	7,736	06/02/2026	$(24,725)
Bank of America NA	USD	3,609	BRL	18,249	06/02/2026	8,835
Bank of America NA	USD	4,168	BRL	20,902	06/02/2026	(24,897)
Bank of America NA	JPY	160,121	USD	1,021	06/11/2026	15,227
Bank of America NA	USD	6,051	JPY	954,664	06/11/2026	(52,664)
Bank of America NA	EUR	4,945	USD	5,857	06/18/2026	85,179
Bank of America NA	USD	4,453	CHF	3,487	06/18/2026	21,779
Bank of America NA	SEK	26,795	USD	2,844	06/25/2026	(61,762)
Bank of America NA	USD	4,492	SEK	40,963	06/25/2026	(50,209)
Bank of America NA	USD	3,577	BRL	18,249	07/02/2026	14,359
Bank of America NA	AUD	5,513	USD	3,944	07/09/2026	(15,346)
Bank of America NA	NZD	1,275	USD	757	07/09/2026	(7,102)
Bank of America NA	USD	1,224	CAD	1,681	07/09/2026	(2,908)
Bank of America NA	KRW	1,867,525	USD	1,268	07/16/2026	28,304
Bank of America NA	USD	2,563	GBP	1,921	07/16/2026	24,261
Bank of America NA	USD	773	GBP	573	07/16/2026	(1,173)
Bank of America NA	USD	1,990	KRW	2,931,346	07/16/2026	(44,427)
Barclays Capital, Inc.	BRL	1,724	USD	341	06/02/2026	(835)
Barclays Capital, Inc.	USD	344	BRL	1,724	06/02/2026	(2,701)
Barclays Capital, Inc.	JPY	1,946,305	USD	12,363	06/11/2026	133,606
Barclays Capital, Inc.	USD	3,038	JPY	482,948	06/11/2026	(3,541)
Barclays Capital, Inc.	USD	756	CHF	589	06/18/2026	221
Barclays Capital, Inc.	USD	1,137	CHF	880	06/18/2026	(7,754)
Barclays Capital, Inc.	USD	559	GBP	411	07/16/2026	(5,782)
Barclays Capital, Inc.	USD	958	KRW	1,419,191	07/16/2026	(16,398)
Barclays Capital, Inc.	THB	44,826	USD	1,375	08/07/2026	(9,843)
BNP Paribas SA	SEK	19,401	USD	2,091	06/25/2026	(12,747)
BNP Paribas SA	USD	1,145	AUD	1,598	07/09/2026	2,066
BNP Paribas SA	EUR	10,383	USD	12,083	08/07/2026	(61,036)
Citibank NA	JPY	447,782	USD	2,855	06/11/2026	41,739
Citibank NA	USD	2,120	NOK	19,774	06/25/2026	17,307
Citibank NA	CAD	23,402	USD	17,093	07/09/2026	91,178
Citibank NA	USD	4,521	CAD	6,190	07/09/2026	(24,117)
Citibank NA	USD	2,216	COP	8,465,647	07/15/2026	55,669
Citibank NA	USD	1,991	PEN	6,876	07/15/2026	19,342
Citibank NA	GBP	23,790	USD	32,153	07/16/2026	116,723
Deutsche Bank AG	EUR	2,142	USD	2,528	06/18/2026	28,278
Deutsche Bank AG	AUD	1,756	USD	1,257	07/09/2026	(4,440)
Deutsche Bank AG	CAD	1,695	USD	1,240	07/09/2026	8,125
Deutsche Bank AG	NZD	1,870	USD	1,106	07/09/2026	(15,303)
Deutsche Bank AG	USD	5,221	NZD	8,918	07/09/2026	125,785
Deutsche Bank AG	USD	1,166	CLP	1,035,416	07/15/2026	(2,014)
Deutsche Bank AG	KRW	484,859	USD	329	07/16/2026	6,889
Deutsche Bank AG	USD	1,661	GBP	1,228	07/16/2026	(7,399)
Deutsche Bank AG	USD	550	KRW	807,155	07/16/2026	(14,051)
Deutsche Bank AG	ZAR	9,375	USD	570	07/16/2026	(6,225)
Deutsche Bank AG	HUF	895,352	USD	2,884	07/23/2026	(59,857)
Goldman Sachs Bank USA	JPY	986,329	USD	6,234	06/11/2026	36,494
Goldman Sachs Bank USA	CHF	3,453	USD	4,455	06/18/2026	23,335
Goldman Sachs Bank USA	EUR	1,485	USD	1,723	06/18/2026	(10,061)
Goldman Sachs Bank USA	GBP	971	USD	1,316	06/18/2026	8,412
Goldman Sachs Bank USA	USD	2,335	CHF	1,816	06/18/2026	(4,244)
Goldman Sachs Bank USA	USD	1,316	EUR	1,121	06/18/2026	(6,978)
Goldman Sachs Bank USA	USD	695	MYR	2,773	06/18/2026	3,736
Goldman Sachs Bank USA	NOK	8,234	USD	882	06/25/2026	(8,657)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	SEK	14,903	USD	1,590	06/25/2026	$(26,487)
Goldman Sachs Bank USA	AUD	1,938	USD	1,386	07/09/2026	(5,812)
Goldman Sachs Bank USA	NZD	3,838	USD	2,256	07/09/2026	(45,188)
Goldman Sachs Bank USA	USD	2,014	AUD	2,814	07/09/2026	6,701
Goldman Sachs Bank USA	USD	1,386	CAD	1,914	07/09/2026	4,649
Goldman Sachs Bank USA	USD	2,584	NZD	4,392	07/09/2026	49,486
Goldman Sachs Bank USA	KRW	568,952	USD	389	07/16/2026	11,399
Goldman Sachs Bank USA	USD	1,333	GBP	988	07/16/2026	(2,951)
Goldman Sachs Bank USA	USD	721	IDR	12,540,201	07/16/2026	(19,445)
Goldman Sachs Bank USA	USD	409	KRW	602,632	07/16/2026	(9,376)
Goldman Sachs Bank USA	PLN	14,195	USD	3,892	07/23/2026	(21,708)
HSBC Bank USA	USD	1,715	EUR	1,459	06/18/2026	(12,181)
HSBC Bank USA	JPY	1,620,000	USD	10,208	07/08/2026	6,574
HSBC Bank USA	CAD	6,816	USD	4,983	07/09/2026	31,115
HSBC Bank USA	CAD	1,658	USD	1,204	07/09/2026	(429)
HSBC Bank USA	NZD	1,121	USD	663	07/09/2026	(8,900)
HSBC Bank USA	USD	3,864	CAD	5,286	07/09/2026	(23,557)
HSBC Bank USA	CLP	649,722	USD	727	07/15/2026	(3,676)
HSBC Bank USA	USD	817	PHP	49,269	07/22/2026	(17,524)
JPMorgan Chase Bank	USD	1,571	JPY	250,027	06/11/2026	512
JPMorgan Chase Bank	EUR	477	USD	563	06/18/2026	6,154
JPMorgan Chase Bank	EUR	1,666	USD	1,939	06/18/2026	(5,828)
JPMorgan Chase Bank	USD	1,951	EUR	1,651	06/18/2026	(24,218)
JPMorgan Chase Bank	USD	3,893	NZD	6,595	07/09/2026	61,091
JPMorgan Chase Bank	GBP	1,373	USD	1,854	07/16/2026	5,439
JPMorgan Chase Bank	USD	514	GBP	377	07/16/2026	(5,869)
Morgan Stanley Capital Services, Inc.	BRL	4,377	USD	870	06/02/2026	2,164
Morgan Stanley Capital Services, Inc.	USD	866	BRL	4,377	06/02/2026	2,119
Morgan Stanley Capital Services, Inc.	EUR	12,519	USD	14,811	06/09/2026	204,300
Morgan Stanley Capital Services, Inc.	USD	1,635	JPY	258,833	06/11/2026	(8,889)
Morgan Stanley Capital Services, Inc.	EUR	13,756	USD	16,264	06/18/2026	208,212
Morgan Stanley Capital Services, Inc.	MYR	2,764	USD	701	06/18/2026	4,695
Morgan Stanley Capital Services, Inc.	USD	655	CHF	507	06/18/2026	(4,197)
Morgan Stanley Capital Services, Inc.	USD	5,954	EUR	5,036	06/18/2026	(76,228)
Morgan Stanley Capital Services, Inc.	NOK	7,910	USD	853	06/25/2026	(2,233)
Morgan Stanley Capital Services, Inc.	AUD	2,389	USD	1,709	07/09/2026	(6,663)
Morgan Stanley Capital Services, Inc.	USD	2,069	AUD	2,897	07/09/2026	12,015
Morgan Stanley Capital Services, Inc.	USD	775	CAD	1,063	07/09/2026	(3,135)
Morgan Stanley Capital Services, Inc.	CLP	3,161,773	USD	3,562	07/15/2026	8,154
Morgan Stanley Capital Services, Inc.	USD	732	CLP	649,458	07/15/2026	(1,675)
Morgan Stanley Capital Services, Inc.	IDR	49,679,841	USD	2,894	07/16/2026	115,787
Morgan Stanley Capital Services, Inc.	USD	2,301	TWD	72,985	07/21/2026	12,382
Morgan Stanley Capital Services, Inc.	MXN	52,423	USD	2,993	08/06/2026	(14,736)
State Street Bank & Trust Co.	JPY	433,171	USD	2,755	06/11/2026	33,330
State Street Bank & Trust Co.	JPY	46,309	USD	291	06/11/2026	(10)
State Street Bank & Trust Co.	USD	5,163	JPY	817,051	06/11/2026	(29,215)
State Street Bank & Trust Co.	CHF	122	USD	157	06/18/2026	840
State Street Bank & Trust Co.	CHF	316	USD	403	06/18/2026	(2,574)
State Street Bank & Trust Co.	EUR	1,504	USD	1,772	06/18/2026	16,657
State Street Bank & Trust Co.	EUR	944	USD	1,099	06/18/2026	(2,189)
State Street Bank & Trust Co.	USD	571	CHF	442	06/18/2026	(3,307)
State Street Bank & Trust Co.	USD	479	EUR	411	06/18/2026	735
State Street Bank & Trust Co.	USD	2,696	EUR	2,285	06/18/2026	(29,493)
State Street Bank & Trust Co.	NOK	8,200	USD	882	06/25/2026	(4,763)
State Street Bank & Trust Co.	SEK	6,548	USD	704	06/25/2026	(6,503)
State Street Bank & Trust Co.	USD	466	NOK	4,325	06/25/2026	1,791
State Street Bank & Trust Co.	USD	557	SEK	5,186	06/25/2026	4,880
State Street Bank & Trust Co.	USD	121	SEK	1,100	06/25/2026	(1,329)
State Street Bank & Trust Co.	SGD	767	USD	605	06/26/2026	2,858
State Street Bank & Trust Co.	AUD	185	USD	134	07/09/2026	1,052
State Street Bank & Trust Co.	AUD	608	USD	436	07/09/2026	(910)
State Street Bank & Trust Co.	CAD	4,444	USD	3,255	07/09/2026	26,632
State Street Bank & Trust Co.	CAD	261	USD	189	07/09/2026	(225)
State Street Bank & Trust Co.	NZD	2,768	USD	1,648	07/09/2026	(11,390)
State Street Bank & Trust Co.	USD	721	AUD	1,008	07/09/2026	3,123

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	338	AUD	467	07/09/2026	$(2,278)
State Street Bank & Trust Co.	USD	2,037	CAD	2,780	07/09/2026	(17,260)
State Street Bank & Trust Co.	USD	840	NZD	1,423	07/09/2026	13,080
State Street Bank & Trust Co.	GBP	677	USD	913	07/16/2026	2,232
State Street Bank & Trust Co.	GBP	92	USD	124	07/16/2026	(51)
State Street Bank & Trust Co.	USD	865	GBP	646	07/16/2026	4,499
State Street Bank & Trust Co.	USD	1,636	GBP	1,208	07/16/2026	(9,142)
State Street Bank & Trust Co.	USD	163	ZAR	2,693	07/16/2026	2,736
State Street Bank & Trust Co.	ZAR	2,693	USD	162	07/16/2026	(3,457)
State Street Bank & Trust Co.	PLN	923	USD	253	07/23/2026	(1,166)
State Street Bank & Trust Co.	USD	157	CZK	3,279	07/23/2026	322
State Street Bank & Trust Co.	USD	164	HUF	50,946	07/23/2026	3,282
State Street Bank & Trust Co.	ILS	359	USD	123	08/06/2026	(4,416)
State Street Bank & Trust Co.	MXN	7,466	USD	427	08/06/2026	(1,252)
State Street Bank & Trust Co.	CNH	2,111	USD	312	08/07/2026	(1,756)
State Street Bank & Trust Co.	THB	77,198	USD	2,364	08/07/2026	(20,033)
State Street Bank & Trust Co.	USD	720	CNH	4,874	08/07/2026	4,054
UBS	EUR	8,949	USD	10,555	06/17/2026	109,655
UBS	USD	927	CHF	721	06/18/2026	(1,434)
UBS	NZD	5,189	USD	3,044	07/09/2026	(66,918)
UBS	USD	133	PHP	8,041	07/22/2026	(2,453)

						$757,930

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	5.00%	Quarterly	3.02%	USD	8,405	$779,605	$593,442	$186,163

*	Termination date.

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
NZD	1,904	03/18/2035	3 Month BKBM	4.153%	Quarterly/ Semi-Annual	$5,517	$—	$5,517
NZD	966	03/18/2035	3 Month BKBM	4.155%	Quarterly/ Semi-Annual	2,910	—	2,910
NOK	1,274	06/10/2035	4.058%	6 Month NIBOR	Annual/ Semi-Annual	1,065	—	1,065
NOK	3,211	09/26/2035	4.042%	6 Month NIBOR	Annual/ Semi-Annual	2,675	—	2,675
NOK	1,423	09/30/2035	4.089%	6 Month NIBOR	Annual/ Semi-Annual	620	84	536
NOK	2,788	10/01/2035	4.097%	6 Month NIBOR	Annual/ Semi-Annual	977	90	887
NZD	781	12/04/2035	4.041%	3 Month BKBM	Semi-Annual/ Quarterly	(1,457)	—	(1,457)
NZD	530	12/05/2035	3 Month BKBM	3.980%	Quarterly/ Semi-Annual	(689)	—	(689)
NZD	827	12/12/2035	4.194%	3 Month BKBM	Semi-Annual/ Quarterly	(7,673)	—	(7,673)
NZD	242	12/23/2035	4.125%	3 Month BKBM	Semi-Annual/ Quarterly	(1,274)	332	(1,606)
NZD	1,165	01/29/2036	3 Month BKBM	4.196%	Quarterly/ Semi-Annual	8,816	—	8,816
NZD	1,125	02/02/2036	3 Month BKBM	4.228%	Quarterly/ Semi-Annual	10,241	1,581	8,660

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
NZD	239	02/02/2036	3 Month BKBM	4.255%	Quarterly/ Semi-Annual	$2,497	$—	$2,497
NZD	493	02/03/2036	3 Month BKBM	4.206%	Quarterly/ Semi-Annual	3,931	(294)	4,225
NZD	295	02/17/2036	3 Month BKBM	4.116%	Quarterly/ Semi-Annual	856	—	856
NZD	218	02/24/2036	3 Month BKBM	4.016%	Quarterly/ Semi-Annual	(496)	—	(496)
NZD	366	03/02/2036	3 Month BKBM	3.968%	Quarterly/ Semi-Annual	(3,133)	—	(3,133)
NZD	322	03/09/2036	3 Month BKBM	4.065%	Quarterly/ Semi-Annual	(1,265)	—	(1,265)
NZD	734	03/13/2036	3 Month BKBM	4.200%	Quarterly/ Semi-Annual	1,894	—	1,894
NZD	425	04/14/2036	3 Month BKBM	4.332%	Quarterly/ Semi-Annual	3,442	—	3,442
SEK	1,635	05/13/2036	2.918%	3 Month STIBOR	Annual/ Quarterly	(573)	—	(573)
NZD	403	05/29/2036	3 Month BKBM	4.244%	Quarterly/ Semi-Annual	904	—	904

						$ 29,785	$1,793	$27,992

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Bank of America NA
Information Services Corp.	CORRA plus 0.55%	Maturity	CAD	130		05/20/2027	$44
Citibank NA
Bloomberg Commodity Index	0.00%	Maturity	USD	5,252		06/15/2026	111,781
Goldman Sachs International
Greencore Group PLC	SONIA plus 0.40%	Maturity	GBP	0	**	07/15/2027	0
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	0	**	07/15/2026	0
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	0	**	07/15/2026	(1)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	1		07/15/2026	(3)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	6		07/15/2026	(24)
JPMorgan Chase Bank NA
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	53		08/12/2026	366
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	39		08/12/2026	270
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	32		08/12/2026	184
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	22		08/12/2026	154
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	22		08/12/2026	124
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	30		08/12/2026	12
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	1		08/12/2026	1
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	0	**	08/12/2026	(7)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	1		08/12/2026	(25)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	4		08/12/2026	(85)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	17	08/12/2026	$(325)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	19	08/12/2026	(357)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	21	08/12/2026	(434)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	47	08/12/2026	(962)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	86	08/12/2026	(1,765)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	85	08/12/2026	(1,894)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	100	08/12/2026	(2,317)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	107	08/12/2026	(2,374)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	107	08/12/2026	(2,379)
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	753	08/12/2026	1,445
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	297	08/12/2026	806
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	81	08/12/2026	185
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	49	08/12/2026	156
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	10	08/12/2026	26
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	8	08/12/2026	19
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	13	08/12/2026	9
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	2	08/12/2026	5
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	1	08/12/2026	2
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	22	08/12/2026	(3)
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	49	08/12/2026	830
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	37	08/12/2026	575
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	48	08/12/2026	545
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	25	08/12/2026	385
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	25	08/12/2026	148
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	15	08/12/2026	103
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	13	08/12/2026	79
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	4	08/12/2026	75
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	6	08/12/2026	52
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	6	08/12/2026	35
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	2	08/12/2026	12
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	19	08/12/2026	(298)
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	38	08/12/2026	(667)
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	38	08/12/2026	(724)
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	101	08/12/2026	(2,470)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	158		08/12/2026	$(2,568)
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	100		08/12/2026	(2,582)
Secure Waste Infrastructure Corp.	CORRA plus 0.35%	Maturity	CAD	26		08/12/2026	(2,571)
Secure Waste Infrastructure Corp.	CORRA plus 0.35%	Maturity	CAD	637		08/12/2026	(53,395)
Morgan Stanley Capital Services LLC
IBOVESPA Futures Contract	0.00%	Maturity	BRL	1,409		06/17/2026	(2,269)
IBOVESPA Futures Contract	0.00%	Maturity	BRL	176		06/17/2026	(2,757)
IBOVESPA Futures Contract	0.00%	Maturity	BRL	705		06/17/2026	(10,755)
IBOVESPA Futures Contract	0.00%	Maturity	BRL	881		06/17/2026	(12,901)
Information Services Corp.	CORRA plus 0.40%	Maturity	CAD	32		10/20/2026	5
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	1		10/20/2026	(2)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	2		10/20/2026	(3)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	3		10/20/2026	(3)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	6		10/20/2026	(16)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	19		10/20/2026	(24)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	24		10/20/2026	(58)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	22		10/20/2026	(83)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	23		10/20/2026	(88)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	46		10/20/2026	(107)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	154		10/20/2026	(420)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	214		10/20/2026	(650)
Swiss Market Index Futures	0.00%	Maturity	CHF	136		06/19/2026	825
Swiss Market Index Futures	0.00%	Maturity	CHF	136		06/19/2026	783
Swiss Market Index Futures	0.00%	Maturity	CHF	136		06/19/2026	0
Swiss Market Index Futures	0.00%	Maturity	CHF	136		06/19/2026	(433)
UBS AG
Information Services Corp.	CORRA plus 0.35%	Maturity	CAD	23		08/22/2029	16
Iveco Group NV	ESTR plus 0.35%	Maturity	EUR	21		08/22/2029	2
Iveco Group NV	ESTR plus 0.35%	Maturity	EUR	0	**	08/22/2029	0
Iveco Group NV	ESTR plus 0.35%	Maturity	EUR	30		08/22/2029	(18)
Iveco Group NV	ESTR plus 0.35%	Maturity	EUR	60		08/22/2029	(40)
Iveco Group NV	ESTR plus 0.35%	Maturity	EUR	92		08/22/2029	(55)
Iveco Group NV	ESTR plus 0.35%	Maturity	EUR	48		08/22/2029	(78)
Iveco Group NV	ESTR plus 0.35%	Maturity	EUR	71		08/22/2029	(120)
Iveco Group NV	ESTR plus 0.35%	Maturity	EUR	90		08/22/2029	(158)
Iveco Group NV	ESTR plus 0.35%	Maturity	EUR	465		08/22/2029	(347)
Senior PLC	SONIA plus 0.35%	Maturity	GBP	48		08/22/2029	392
Senior PLC	SONIA plus 0.35%	Maturity	GBP	45		08/22/2029	307
Senior PLC	SONIA plus 0.35%	Maturity	GBP	3		08/22/2029	23

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Goldman Sachs International
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	39	07/15/2027	$21,975
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	23	07/15/2027	15,187
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	14	07/15/2027	13,109
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10	07/15/2027	8,996
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	14	07/15/2027	8,011
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	17	07/15/2027	7,379
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	11	07/15/2027	7,366
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	8	07/15/2027	7,337
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	8	07/15/2027	7,243
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	7	07/15/2027	6,670
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	13	07/15/2027	6,597
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	7	07/15/2027	6,361
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	7	07/15/2027	6,333
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	8	07/15/2027	5,279
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	11	07/15/2027	5,165
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10	07/15/2027	5,140
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	12	07/15/2027	5,128
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10	07/15/2027	5,012
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10	07/15/2027	4,797
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10	07/15/2027	4,768
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	5	07/15/2027	4,527
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	11	07/15/2027	4,457
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	4	07/15/2027	4,429
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	5	07/15/2027	4,340
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	8	07/15/2027	4,307
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	5	07/15/2027	4,181
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	6	07/15/2027	3,630
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	9	07/15/2027	3,569
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	5	07/15/2027	3,223
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	4	07/15/2027	3,139
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	6	07/15/2027	3,030
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	5	07/15/2027	2,938
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10	07/15/2027	2,903
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2	07/15/2027	1,936

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	4		07/15/2027	$1,783
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2		07/15/2027	1,775
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	4		07/15/2027	1,667
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2		07/15/2027	1,617
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2		07/15/2027	1,575
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	17		07/15/2027	1,560
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	3		07/15/2027	1,557
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	3		07/15/2027	1,293
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	4		07/15/2027	1,264
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	1,218
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	3		07/15/2027	1,161
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	1,025
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	9		07/15/2027	1,007
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	979
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2		07/15/2027	922
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	832
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	826
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	594
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	552
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	519
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	486
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	421
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	416
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	390
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	337
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	329
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	307
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	270
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	266
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	243
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	212
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	138
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	125
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	122
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	118

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	$101
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	86
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	70
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	69
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	62
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	52
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	49
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	(184)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	23		07/15/2027	(2,362)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	41		07/15/2027	(4,332)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	46		07/15/2027	(5,873)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	53		07/15/2027	(5,993)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	43		07/15/2027	(6,047)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	46		07/15/2027	(6,161)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	55		07/15/2027	(6,394)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	66		07/15/2027	(7,122)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	51		07/15/2027	(7,610)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	61		07/15/2027	(9,239)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	87		07/15/2027	(10,099)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	132		07/15/2027	(16,783)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	134		07/15/2027	(17,074)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	243		07/15/2027	(31,631)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	229		07/15/2027	(35,702)
JPMorgan Chase Bank NA
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	0	**	08/12/2026	67
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	150		08/12/2026	133,095
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	19		08/12/2026	16,438
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	23		08/12/2026	14,158
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	20		08/12/2026	10,831
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	13		08/12/2026	7,508
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	10		08/12/2026	3,554
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	10		08/12/2026	1,023
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	1		08/12/2026	670
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	94		08/12/2026	7,715
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	18		08/12/2026	3,470

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	24		08/12/2026	$3,124
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	19		08/12/2026	2,681
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	14		08/12/2026	2,671
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	15		08/12/2026	2,585
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	4		08/12/2026	791
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	11		08/12/2026	511
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	66		08/12/2026	452
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	10		08/12/2026	437
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	14		08/12/2026	397
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	13		08/12/2026	358
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	6		08/12/2026	335
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	10		08/12/2026	299
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	10		08/12/2026	279
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	10		08/12/2026	263
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	10		08/12/2026	254
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	9		08/12/2026	246
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	10		08/12/2026	174
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	14		08/12/2026	159
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	10		08/12/2026	141
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	0	**	08/12/2026	85
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	2		08/12/2026	64
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	6		08/12/2026	53
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	4		08/12/2026	52
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	10		08/12/2026	34
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	4		08/12/2026	16
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	1		08/12/2026	5
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	13		08/12/2026	1
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	0	**	08/12/2026	(13)
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	0	**	08/12/2026	(14)
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	12		08/12/2026	(234)
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	13		08/12/2026	(428)
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	42		08/12/2026	(730)
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	83		08/12/2026	(2,724)
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	40		08/12/2026	7,438
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	24		08/12/2026	2,055

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	30		08/12/2026	$1,919
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	16		08/12/2026	1,417
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	8		08/12/2026	1,214
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	33		08/12/2026	687
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	2		08/12/2026	267
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	3		08/12/2026	166
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	0	**	08/12/2026	(43)
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	0	**	08/12/2026	(75)
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	1		08/12/2026	(84)
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	1		08/12/2026	(150)
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	2		08/12/2026	(312)
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	2		08/12/2026	(505)
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	3		08/12/2026	(540)
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	6		08/12/2026	(904)
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	8		08/12/2026	(2,062)
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	15		08/12/2026	(3,617)
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	18		08/12/2026	(3,780)
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	19		08/12/2026	(4,205)
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	23		08/12/2026	(5,415)
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	34		08/12/2026	(7,992)
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	37		08/12/2026	(8,184)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	3		08/12/2026	277
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	5		08/12/2026	165
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	4		08/12/2026	113
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	3		08/12/2026	64
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	2		08/12/2026	50
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	1		08/12/2026	34
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	1		08/12/2026	14
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	0	**	08/12/2026	12
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	0	**	08/12/2026	8
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	0	**	08/12/2026	2
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	0	**	08/12/2026	(8)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	0	**	08/12/2026	(20)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	1		08/12/2026	(24)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	1		08/12/2026	(29)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	1	08/12/2026	$(35)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	4	08/12/2026	(35)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	2	08/12/2026	(38)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	1	08/12/2026	(51)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	4	08/12/2026	(150)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	2	08/12/2026	(344)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	9	08/12/2026	(387)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	19	08/12/2026	(406)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	2	08/12/2026	(462)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	5	08/12/2026	(940)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	6	08/12/2026	(966)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	6	08/12/2026	(1,193)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	11	08/12/2026	(1,853)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	14	08/12/2026	(2,389)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	16	08/12/2026	(2,976)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	21	08/12/2026	(3,248)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	21	08/12/2026	(3,296)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	18	08/12/2026	(3,435)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	42	08/12/2026	(6,690)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	41	08/12/2026	(7,065)
GFL Environmental, Inc.	CORRA minus 0.35%	Maturity	CAD	305	08/12/2026	28,656
GFL Environmental, Inc.	CORRA minus 0.35%	Maturity	CAD	93	08/12/2026	12,118
GFL Environmental, Inc.	CORRA minus 0.35%	Maturity	CAD	89	08/12/2026	10,137
GFL Environmental, Inc.	CORRA minus 0.35%	Maturity	CAD	21	08/12/2026	2,599
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	5	08/12/2026	(2,663)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	14	08/12/2026	(6,865)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	15	08/12/2026	(7,344)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	15	08/12/2026	(7,991)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	18	08/12/2026	(9,349)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	23	08/12/2026	(11,388)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	34	08/12/2026	(13,060)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	24	08/12/2026	(13,375)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	25	08/12/2026	(13,997)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	52	08/12/2026	(29,430)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	87	08/12/2026	(43,893)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	95		08/12/2026	$(51,553)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	282		08/12/2026	(102,678)
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	61		08/12/2026	8,260
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	59		08/12/2026	4,824
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	20		08/12/2026	3,925
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	11		08/12/2026	2,226
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	8		08/12/2026	1,963
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	5		08/12/2026	1,609
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	5		08/12/2026	1,573
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	6		08/12/2026	1,571
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	5		08/12/2026	1,544
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	6		08/12/2026	1,543
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	6		08/12/2026	1,533
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	6		08/12/2026	1,484
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	6		08/12/2026	1,441
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	6		08/12/2026	1,426
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	6		08/12/2026	1,402
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	5		08/12/2026	1,362
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	6		08/12/2026	1,317
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	6		08/12/2026	1,185
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	5		08/12/2026	1,079
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	4		08/12/2026	922
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	3		08/12/2026	855
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	6		08/12/2026	734
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	6		08/12/2026	670
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	2		08/12/2026	623
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	6		08/12/2026	577
OceanFirst Financial Corp.	OBFR minus 0.35%	Maturity	USD	0	**	08/12/2026	(1)
OceanFirst Financial Corp.	OBFR minus 0.35%	Maturity	USD	2		08/12/2026	(155)
OceanFirst Financial Corp.	OBFR minus 0.35%	Maturity	USD	3		08/12/2026	(187)
OceanFirst Financial Corp.	OBFR minus 0.35%	Maturity	USD	3		08/12/2026	(204)
Public Storage	OBFR minus 0.35%	Maturity	USD	2		08/12/2026	(105)
Public Storage	OBFR minus 0.35%	Maturity	USD	16		08/12/2026	(681)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Public Storage	OBFR minus 0.35%	Maturity	USD	143		08/12/2026	$(5,914)
Public Storage	OBFR minus 0.35%	Maturity	USD	707		08/12/2026	(31,675)
Somnigroup International, Inc.	OBFR minus 0.35%	Maturity	USD	97		08/12/2026	17,481
Somnigroup International, Inc.	OBFR minus 0.35%	Maturity	USD	42		08/12/2026	8,937
Somnigroup International, Inc.	OBFR minus 0.35%	Maturity	USD	48		08/12/2026	8,354
Somnigroup International, Inc.	OBFR minus 0.35%	Maturity	USD	33		08/12/2026	4,826
Somnigroup International, Inc.	OBFR minus 0.35%	Maturity	USD	30		08/12/2026	3,879
Somnigroup International, Inc.	OBFR minus 0.35%	Maturity	USD	25		08/12/2026	3,425
Somnigroup International, Inc.	OBFR minus 0.35%	Maturity	USD	20		08/12/2026	2,844
Somnigroup International, Inc.	OBFR minus 0.35%	Maturity	USD	24		08/12/2026	2,455
Somnigroup International, Inc.	OBFR minus 0.35%	Maturity	USD	11		08/12/2026	2,214
Somnigroup International, Inc.	OBFR minus 0.35%	Maturity	USD	2		08/12/2026	293
Morgan Stanley Capital Services LLC
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	100		10/20/2026	9,592
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	64		10/20/2026	6,465
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	64		10/20/2026	6,194
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	52		10/20/2026	5,784
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	50		10/20/2026	5,039
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	31		10/20/2026	2,704
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	21		10/20/2026	2,346
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	20		10/20/2026	2,100
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	15		10/20/2026	1,846
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	16		10/20/2026	1,785
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	14		10/20/2026	1,527
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	64		10/20/2026	1,298
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	11		10/20/2026	1,152
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	6		10/20/2026	609
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	12		10/20/2026	448
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	1		10/20/2026	103
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	4		10/20/2026	93
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	1		10/20/2026	51
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	0	**	10/20/2026	12
American Water Works Co., Inc.	FedFundEffective minus 0.35%	Maturity	USD	0	**	10/20/2026	2
Banco Santander SA	FedFundEffective minus 0.35%	Maturity	USD	43		10/20/2026	821
Banco Santander SA	FedFundEffective minus 0.35%	Maturity	USD	28		10/20/2026	750

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Banco Santander SA	FedFundEffective minus 0.35%	Maturity	USD	186		10/20/2026	$349
Banco Santander SA	FedFundEffective minus 0.35%	Maturity	USD	23		10/20/2026	269
Banco Santander SA	FedFundEffective minus 0.35%	Maturity	USD	0	**	10/20/2026	(9)
Banco Santander SA	FedFundEffective minus 0.35%	Maturity	USD	17		10/20/2026	(335)
Banco Santander SA	FedFundEffective minus 0.35%	Maturity	USD	19		10/20/2026	(935)
Banco Santander SA	FedFundEffective minus 0.35%	Maturity	USD	144		10/20/2026	(1,728)
Banco Santander SA	FedFundEffective minus 0.35%	Maturity	USD	95		10/20/2026	(1,910)
Banco Santander SA	FedFundEffective minus 0.35%	Maturity	USD	17		10/20/2026	(2,138)
Banco Santander SA	FedFundEffective minus 0.35%	Maturity	USD	26		10/20/2026	(2,576)
Black Hills Corp.	FedFundEffective minus 0.35%	Maturity	USD	24		10/20/2026	376
Black Hills Corp.	FedFundEffective minus 0.35%	Maturity	USD	62		10/20/2026	232
Black Hills Corp.	FedFundEffective minus 0.35%	Maturity	USD	7		10/20/2026	7
Black Hills Corp.	FedFundEffective minus 0.35%	Maturity	USD	2		10/20/2026	6
Black Hills Corp.	FedFundEffective minus 0.35%	Maturity	USD	1		10/20/2026	(39)
Black Hills Corp.	FedFundEffective minus 0.35%	Maturity	USD	2		10/20/2026	(43)
Black Hills Corp.	FedFundEffective minus 0.35%	Maturity	USD	42		10/20/2026	(500)
Black Hills Corp.	FedFundEffective minus 0.35%	Maturity	USD	61		10/20/2026	(1,329)
Black Hills Corp.	FedFundEffective minus 0.35%	Maturity	USD	71		10/20/2026	(1,436)
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	429		10/20/2026	33,596
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	235		10/20/2026	18,662
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	110		10/20/2026	10,465
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	129		10/20/2026	10,009
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	96		10/20/2026	7,274
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	88		10/20/2026	6,134
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	46		10/20/2026	5,339
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	61		10/20/2026	4,790
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	33		10/20/2026	3,094
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	22		10/20/2026	2,923
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	49		10/20/2026	1,278
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	52		10/20/2026	782
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	1		10/20/2026	(4)
KOSPI 200 Futures Contract	0.00%	Maturity	KRW	337,500		06/11/2026	(20,873)
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	7		10/20/2026	360
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	7		10/20/2026	269
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	3		10/20/2026	165

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	3		10/20/2026	$83
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	**	10/20/2026	15
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	**	10/20/2026	15
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	**	10/20/2026	0
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	**	10/20/2026	(1)
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	1		10/20/2026	(2)
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	2		10/20/2026	(24)
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	6		10/20/2026	(27)
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	4		10/20/2026	(72)
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	4		10/20/2026	(79)
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	4		10/20/2026	(161)
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	4		10/20/2026	(166)
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	17		10/20/2026	(241)
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	5		10/20/2026	(241)
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	8		10/20/2026	(372)
OceanFirst Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	9		10/20/2026	(444)
UBS AG
Axcelis Technologies, Inc.	OBFR minus 0.25%	Maturity	USD	10		08/22/2029	(3,402)
Axcelis Technologies, Inc.	OBFR minus 0.25%	Maturity	USD	48		08/22/2029	(18,020)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	120		08/22/2029	3,353
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	89		08/22/2029	2,936
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	36		08/22/2029	1,532
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	23		08/22/2029	768
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	33		08/22/2029	657
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	48		08/22/2029	649
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	21		08/22/2029	575
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	28		08/22/2029	482
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	27		08/22/2029	446
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	85		08/22/2029	418
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	28		08/22/2029	329
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	28		08/22/2029	312
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	15		08/22/2029	303
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	1		08/22/2029	5
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	9		08/22/2029	(895)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	12		08/22/2029	(1,172)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	21		08/22/2029	(1,673)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	74		08/22/2029	(1,747)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	23		08/22/2029	(2,474)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	40		08/22/2029	(2,673)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	41		08/22/2029	(3,184)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	45		08/22/2029	(3,776)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	51		08/22/2029	(3,785)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	51		08/22/2029	(4,265)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	53		08/22/2029	(4,427)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	41		08/22/2029	(4,526)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	207		08/22/2029	(4,723)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	72		08/22/2029	(5,780)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	76		08/22/2029	(7,470)
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	42		08/22/2029	23,249
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	33		08/22/2029	20,372
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	27		08/22/2029	16,584
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	39		08/22/2029	15,505
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	29		08/22/2029	15,001
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	20		08/22/2029	12,876

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	20	08/22/2029	$12,331
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	17	08/22/2029	9,938
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	18	08/22/2029	9,325
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	15	08/22/2029	9,126
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	28	08/22/2029	8,308
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	13	08/22/2029	7,309
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	20	08/22/2029	6,853
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	12	08/22/2029	6,209
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	19	08/22/2029	6,089
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	17	08/22/2029	5,339
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	17	08/22/2029	5,210
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	16	08/22/2029	5,176
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	26	08/22/2029	5,119
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	16	08/22/2029	4,978
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	13	08/22/2029	4,881
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	12	08/22/2029	4,465
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	8	08/22/2029	4,394
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	8	08/22/2029	4,137
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	7	08/22/2029	3,985
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	12	08/22/2029	3,697
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	10	08/22/2029	3,576
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	11	08/22/2029	3,477
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	10	08/22/2029	2,905
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	8	08/22/2029	2,892
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	2,691
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	2,238
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	2,234
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	7	08/22/2029	2,222
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	2,207
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	2,153
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	2,151
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	2,038
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	2,033
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	1,969
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	1,609
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	2	08/22/2029	1,325
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	2	08/22/2029	1,166
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	1,095
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	2	08/22/2029	702
NextEra Energy, Inc.	OBFR minus 0.25%	Maturity	USD	220	08/22/2029	6,427
NextEra Energy, Inc.	OBFR minus 0.25%	Maturity	USD	208	08/22/2029	4,265
NextEra Energy, Inc.	OBFR minus 0.25%	Maturity	USD	429	08/22/2029	4,081
NextEra Energy, Inc.	OBFR minus 0.25%	Maturity	USD	226	08/22/2029	2,379
NextEra Energy, Inc.	OBFR minus 0.25%	Maturity	USD	85	08/22/2029	0
QXO, Inc.	OBFR minus 0.25%	Maturity	USD	235	08/22/2029	34,889
QXO, Inc.	OBFR minus 0.25%	Maturity	USD	188	08/22/2029	22,862
QXO, Inc.	OBFR minus 0.25%	Maturity	USD	84	08/22/2029	13,282
QXO, Inc.	OBFR minus 0.25%	Maturity	USD	57	08/22/2029	8,942
QXO, Inc.	OBFR minus 0.25%	Maturity	USD	60	08/22/2029	8,737
QXO, Inc.	OBFR minus 0.25%	Maturity	USD	61	08/22/2029	6,100
QXO, Inc.	OBFR minus 0.25%	Maturity	USD	30	08/22/2029	4,501
QXO, Inc.	OBFR minus 0.25%	Maturity	USD	24	08/22/2029	2,779
QXO, Inc.	OBFR minus 0.25%	Maturity	USD	18	08/22/2029	1,916
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	199	08/22/2029	10,010
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	94	08/22/2029	8,141
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	6	08/22/2029	(952)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	28	08/22/2029	(1,544)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	32	08/22/2029	(2,999)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	32	08/22/2029	(3,088)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	33	08/22/2029	(3,356)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	33	08/22/2029	(3,384)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	33	08/22/2029	(3,763)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	25	08/22/2029	(4,080)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	34	08/22/2029	(4,210)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	33	08/22/2029	(4,234)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	44	08/22/2029	(4,258)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	33	08/22/2029	(4,282)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	30	08/22/2029	(4,603)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	31	08/22/2029	(4,693)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	33	08/22/2029	$(4,774)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	34	08/22/2029	(5,031)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	23	08/22/2029	(5,267)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	34	08/22/2029	(5,614)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	39	08/22/2029	(5,884)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	41	08/22/2029	(7,105)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	41	08/22/2029	(7,166)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	64	08/22/2029	(7,525)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	45	08/22/2029	(10,426)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	58	08/22/2029	(10,882)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	68	08/22/2029	(12,262)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	76	08/22/2029	(14,364)
Union Pacific Corp.	OBFR minus 0.25%	Maturity	USD	45	08/22/2029	(4,555)

						$350,072

**	Notional amount less than 500.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $82,438,287 or 19.1% of net assets.

(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Defaulted matured security.
(g)	Escrow shares.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(j)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2026.
(m)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.09% of net assets as of May 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Energy Technology	10/26/2020	$87,984	$152,100	0.04%
Exide Technologies 11.00%, 10/31/2024	06/21/2019 - 12/01/2019	17,967	-0-	0.00%
Exide Technologies 11.00%, 10/31/2024	10/26/2020	-0-	-0-	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	04/26/2017	40,372	-0-	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	04/26/2017	28,244	-0-	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	04/26/2017	15	-0-	0.00%
Raizen Fuels Finance SA 6.45%, 03/05/2034	05/30/2024	201,530	113,216	0.02%
Raizen Fuels Finance SA 6.70%, 02/25/2037	02/20/2025	199,219	113,500	0.03%

(n)	Defaulted.
(o)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arcellx, Inc. (CVR)	04/29/2026	$728	$728	0.00%
Apellis Pharmaceuticals, Inc. (CVR)	05/15/2026	604	604	0.00%
Russian Federal Bond - OFZ Series 6212 7.05%, 01/19/2028	04/11/2019	362,419	-0-	0.00%

(p)	The rate shown represents the 7-day yield as of period end.
(q)	Affiliated investments.
(r)

As of May 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $65,663,157 and gross unrealized depreciation of investments was $(2,929,942), resulting in net unrealized appreciation of $62,733,215.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CORRA – Canadian Overnight Repo Rate Average

CVR – Contingent Value Right

EAFE – Europe, Australia, and Far East

ESTR – Euro Short-Term Rate

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FedFundEffective – Federal Funds Effective Rate

FTSE – Financial Times Stock Exchange

IFSC – International Financial Services Centre

JSC – Joint Stock Company

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

OBFR – Overnight Bank Funding Rate

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SET – Stock Exchange of Thailand

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

AB All Market Total Return Portfolio

May 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	$108,943,655	$30,034,095	$8,295	(a)	$138,986,045
Investment Companies	88,317,044	-0-	-0-		88,317,044
Governments - Treasuries	-0-	58,942,101	-0-		58,942,101
Corporates - Investment Grade	-0-	41,365,822	-0-		41,365,822
Mortgage Pass-Throughs	-0-	24,182,757	-0-		24,182,757
Collateralized Mortgage Obligations	-0-	7,406,383	-0-		7,406,383
Commercial Mortgage-Backed Securities	-0-	5,972,176	-0-		5,972,176
Collateralized Loan Obligations	-0-	5,291,322	-0-		5,291,322
Asset-Backed Securities	-0-	3,667,958	-0-		3,667,958
Inflation-Linked Securities	-0-	2,852,468	-0-		2,852,468
Covered Bonds	-0-	2,730,243	-0-		2,730,243
Governments - Sovereign Agencies	-0-	2,389,283	-0-		2,389,283
Governments - Sovereign Bonds	-0-	2,209,010	-0-		2,209,010
Supranationals	-0-	1,281,707	-0-		1,281,707
Local Governments - Regional Bonds	-0-	881,493	-0-		881,493
Quasi-Sovereigns	-0-	689,123	-0-		689,123
Local Governments - US Municipal Bonds	-0-	557,485	-0-		557,485
Emerging Markets - Sovereigns	-0-	418,080	-0-		418,080
Corporates - Non-Investment Grade	-0-	-0-	261,720	(a)	261,720
Emerging Markets - Corporate Bonds	-0-	226,716	-0-	(a)	226,716
Local Governments - Provincial Bonds	-0-	216,044	-0-		216,044
Preferred Stocks	-0-	-0-	152,100		152,100
Rights	-0-	-0-	75,710		75,710
Emerging Markets - Treasuries	-0-	-0-	-0-	(a)	-0-
Warrants	-0-	-0-	-0-	(a)	-0-
Short-Term Investments:
Investment Companies	22,645,057	-0-	-0-		22,645,057
U.S. Treasury Bills	-0-	19,574,797	-0-		19,574,797
Treasury Bills	-0-	10,163,894	-0-		10,163,894
Investments of Cash Collateral for Securities Loaned in Affiliated
Money Market Fund	1,901,428	-0-	-0-		1,901,428

Total Investments in Securities	221,807,184	221,052,957	497,825	(a)	443,357,966
Other Financial Instruments(b):
Assets:
Futures	13,744,074	-0-	-0-		13,744,074
Forward Currency Exchange Contracts	-0-	1,901,555	-0-		1,901,555
Centrally Cleared Credit Default Swaps	-0-	779,605	-0-		779,605
Centrally Cleared Interest Rate Swaps	-0-	46,345	-0-		46,345
Total Return Swaps	-0-	1,322,830	-0-		1,322,830
Liabilities:
Futures	(796,667)	-0-	-0-		(796,667)
Forward Currency Exchange Contracts	-0-	(1,143,625)	-0-		(1,143,625)
Centrally Cleared Interest Rate Swaps	-0-	(16,560)	-0-		(16,560)
Total Return Swaps	-0-	(972,758)	-0-		(972,758)

Total	$234,754,591	$222,970,349	$497,825	(a)	$458,222,765

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2026 is as follows:

Fund	Market Value 8/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$16,685	$254,953	$248,993	$22,645	$551
AB Government Money Market Portfolio*	502	183,378	181,979	1,901	82
	$17,187	$438,331	$430,972	$24,546	$633

*	Investments of cash collateral for securities lending transactions.